UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04642
Virtus Variable Insurance Trust
(Exact name of registrant as specified in charter)

One Financial Plaza
Hartford, CT 06103-2608

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-367-5877
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus Duff & Phelps Real Estate Securities Series
Class A
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Series (“Series”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Series Class A	$55	1.10%
KEY SERIES STATISTICS (as of June 30, 2025)
Series net assets (‘000s)	$101,185
Total number of portfolio holdings	33
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Residential REITS	18%
Health Care REITS	16%
Industrial/Office REITS	16%
Retail REITS	14%
Data Centers REITS	13%
Self Storage REITS	8%
Specialty REITS	6%
Other REITS	9%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
8150
Virtus Duff & Phelps Real Estate Securities Series

Virtus Duff & Phelps Real Estate Securities Series
Class I
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Series (“Series”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Series Class I	$42	0.85%
KEY SERIES STATISTICS (as of June 30, 2025)
Series net assets (‘000s)	$101,185
Total number of portfolio holdings	33
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Residential REITS	18%
Health Care REITS	16%
Industrial/Office REITS	16%
Retail REITS	14%
Data Centers REITS	13%
Self Storage REITS	8%
Specialty REITS	6%
Other REITS	9%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
8151
Virtus Duff & Phelps Real Estate Securities Series

Virtus KAR Capital Growth Series
Class A
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Capital Growth Series (“Series”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Series Class A	$53	1.03%
KEY SERIES STATISTICS (as of June 30, 2025)
Series net assets (‘000s)	$254,644
Total number of portfolio holdings	36
Portfolio turnover rate as of the end of the reporting period	4%
Asset Allocation(1)
Information Technology	31%
Consumer Discretionary	20%
Communication Services	13%
Financials	13%
Industrials	10%
Health Care	9%
Materials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
8178
Virtus KAR Capital Growth Series

Virtus KAR Equity Income Series
Class A
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Equity Income Series (“Series”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Series Class A	$51	0.98%
KEY SERIES STATISTICS (as of June 30, 2025)
Series net assets (‘000s)	$76,141
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	17%
Asset Allocation(1)
Financials	20%
Information Technology	18%
Industrials	17%
Consumer Staples	11%
Health Care	10%
Utilities	8%
Real Estate	5%
Other	11%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
8191
Virtus KAR Equity Income Series

Virtus KAR Small-Cap Growth Series
Class A
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Series (“Series”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Series Class A	$55	1.14%
KEY SERIES STATISTICS (as of June 30, 2025)
Series net assets (‘000s)	$65,499
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Financials	32%
Information Technology	25%
Consumer Discretionary	14%
Communication Services	14%
Industrials	9%
Health Care	5%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
8235
Virtus KAR Small-Cap Growth Series

Virtus KAR Small-Cap Growth Series
Class I
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Series (“Series”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Series Class I	$43	0.89%
KEY SERIES STATISTICS (as of June 30, 2025)
Series net assets (‘000s)	$65,499
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Financials	32%
Information Technology	25%
Consumer Discretionary	14%
Communication Services	14%
Industrials	9%
Health Care	5%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
8236
Virtus KAR Small-Cap Growth Series

Virtus KAR Small-Cap Value Series
Class A
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Value Series (“Series”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Series Class A	$54	1.10%
KEY SERIES STATISTICS (as of June 30, 2025)
Series net assets (‘000s)	$55,906
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	5%
Asset Allocation(1)
Industrials	40%
Financials	29%
Consumer Discretionary	14%
Consumer Staples	6%
Health Care	3%
Materials	3%
Real Estate	3%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
8241
Virtus KAR Small-Cap Value Series

Virtus Newfleet Multi-Sector Intermediate Bond Series
Class A
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Series (“Series”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Series Class A	$48	0.94%
KEY SERIES STATISTICS (as of June 30, 2025)
Series net assets (‘000s)	$86,080
Total number of portfolio holdings	269
Portfolio turnover rate as of the end of the reporting period	30%
Asset Allocation(1)
Affiliated Mutual Funds		55%
Corporate Bonds and Notes		25%
Financials	12%
Energy	4%
Industrials	2%
All other Corporate Bonds and Notes	7%
Foreign Government Securities		11%
Mortgage-Backed Securities		6%
U.S. Government Securities		3%
Leveraged Loans		0%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
8274
Virtus Newfleet Multi-Sector Intermediate Bond Series

Virtus Newfleet Multi-Sector Intermediate Bond Series
Class I
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Series (“Series”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Series Class I	$35	0.69%
KEY SERIES STATISTICS (as of June 30, 2025)
Series net assets (‘000s)	$86,080
Total number of portfolio holdings	269
Portfolio turnover rate as of the end of the reporting period	30%
Asset Allocation(1)
Affiliated Mutual Funds		55%
Corporate Bonds and Notes		25%
Financials	12%
Energy	4%
Industrials	2%
All other Corporate Bonds and Notes	7%
Foreign Government Securities		11%
Mortgage-Backed Securities		6%
U.S. Government Securities		3%
Leveraged Loans		0%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
8275
Virtus Newfleet Multi-Sector Intermediate Bond Series

Virtus SGA International Growth Series
Class A
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus SGA International Growth Series (“Series”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Series Class A	$60	1.14%
KEY SERIES STATISTICS (as of June 30, 2025)
Series net assets (‘000s)	$106,180
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Information Technology	25%
Health Care	21%
Financials	15%
Consumer Staples	15%
Industrials	12%
Consumer Discretionary	5%
Communication Services	5%
Other (includes short-term investment)	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
8361
Virtus SGA International Growth Series

Virtus SGA International Growth Series
Class I
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus SGA International Growth Series (“Series”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Series Class I	$47	0.89%
KEY SERIES STATISTICS (as of June 30, 2025)
Series net assets (‘000s)	$106,180
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Information Technology	25%
Health Care	21%
Financials	15%
Consumer Staples	15%
Industrials	12%
Consumer Discretionary	5%
Communication Services	5%
Other (includes short-term investment)	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
8362
Virtus SGA International Growth Series

Virtus Tactical Allocation Series
Class A
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Virtus Tactical Allocation Series (“Series”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Series Class A	$51	0.98%
KEY SERIES STATISTICS (as of June 30, 2025)
Series net assets (‘000s)	$69,792
Total number of portfolio holdings	353
Portfolio turnover rate as of the end of the reporting period	31%
Asset Allocation(1)
Common Stocks		65%
Information Technology	16%
Industrials	11%
Communication Services	10%
All Other Common Stocks	28%
Corporate Bonds and Notes		10%
Affiliated Mutual Funds		14%
U.S. Government Securities		6%
Mortgage-Backed Securities		4%
Foreign Government Securities		1%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
8388
Virtus Tactical Allocation Series

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6.	Investments.

(a)	Refer to Item 7(a).

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (semiannual) financial statements and financial highlights are as follows:

SEMI-ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS VARIABLE INSURANCE TRUST

June 30, 2025
Virtus Duff & Phelps Real Estate Securities Series
Virtus KAR Capital Growth Series
Virtus KAR Equity Income Series
Virtus KAR Small-Cap Growth Series
Virtus KAR Small-Cap Value Series
Virtus Newfleet Multi-Sector Intermediate Bond Series
Virtus SGA International Growth Series
Virtus Tactical Allocation Series

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Series voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-367-5877. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Series with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.

VIRTUS VARIABLE INSURANCE TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2025
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Designated Activity Company (“DAC”)
A flexible legal structure chosen for specialized financial activities in Ireland. A DAC is incorporated as a private company with limited liability.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Funds Rate
The target interest rate set by the Federal Reserve at which commercial banks borrow and lend their extra reserves to one another overnight.
Federal Reserve (“Fed”)
The central bank of the U.S., the Fed is responsible for controlling the money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Joint Stock Company (“JSC”)
A joint stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Public Limited Company (“plc”)
A public limited company is a type of public company allowed to offer its shares to the public and is listed on a stock exchange. This designation is used in the United Kingdom.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Société à responsabilité limitée (“S.a.r.l”)
A French term for a limited liability company.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the NYSE.

Duff & Phelps Real Estate Securities Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Real Estate Investment Trusts—98.9%
Data Centers—13.0%
Digital Realty Trust, Inc.	32,833	$ 5,724
Equinix, Inc.	9,392	7,471
		13,195

Gaming—4.0%
Gaming & Leisure Properties, Inc.	56,550	2,640
VICI Properties, Inc. Class A	42,667	1,391
		4,031

Health Care—15.8%
Sabra Health Care REIT, Inc.	163,400	3,013
Ventas, Inc.	70,005	4,421
Welltower, Inc.	55,590	8,546
		15,980

Industrial/Office—15.6%
Industrial—10.9%
Americold Realty Trust, Inc.	48,400	805
Prologis, Inc.	79,326	8,338
Rexford Industrial Realty, Inc.	53,275	1,895
		11,038

Office—4.7%
BXP, Inc.	28,000	1,889
Cousins Properties, Inc.	51,450	1,545
Vornado Realty Trust	33,670	1,288
		4,722

Total Industrial/Office		15,760

Lodging/Resorts—3.0%
Host Hotels & Resorts, Inc.	74,474	1,144
Ryman Hospitality Properties, Inc.	19,080	1,882
		3,026

Residential—17.5%
Apartments—10.8%
AvalonBay Communities, Inc.	23,559	4,794
Essex Property Trust, Inc.	8,365	2,371
Mid-America Apartment Communities, Inc.	25,360	3,754
		10,919

Manufactured Homes—2.6%
Equity LifeStyle Properties, Inc.	42,600	2,627
	Shares	Value

Single Family Homes—4.1%
American Homes 4 Rent Class A	114,750	$ 4,139
Total Residential		17,685

Retail—14.0%
Free Standing—4.8%
Agree Realty Corp.	13,650	997
Essential Properties Realty Trust, Inc.	97,600	3,115
Realty Income Corp.	13,320	767
		4,879

Regional Malls—4.3%
Simon Property Group, Inc.	26,866	4,319
Shopping Centers—4.9%
Brixmor Property Group, Inc.	107,242	2,792
Kimco Realty Corp.	34,970	735
Phillips Edison & Co., Inc.	39,585	1,387
		4,914

Total Retail		14,112

Self Storage—7.9%
CubeSmart	60,730	2,581
Public Storage	15,795	4,635
Smartstop Self Storage REIT, Inc.	22,589	818
		8,034

Specialty—6.2%
Iron Mountain, Inc.	48,080	4,931
Lamar Advertising Co. Class A	10,750	1,305
		6,236

Telecommunications—1.9%
American Tower Corp.	8,885	1,964
Total Common Stocks (Identified Cost $72,928)		100,023

Total Long-Term Investments—98.9% (Identified Cost $72,928)		100,023

TOTAL INVESTMENTS—98.9% (Identified Cost $72,928)		$100,023
Other assets and liabilities, net—1.1%		1,162
NET ASSETS—100.0%		$101,185

Abbreviation:
REIT	Real Estate Investment Trust
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Duff & Phelps Real Estate Securities Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$100,023	$100,023
Total Investments	$100,023	$100,023
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
See Notes to Financial Statements

KAR Capital Growth Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—99.5%
Communication Services—13.1%
Meta Platforms, Inc. Class A	23,124	$ 17,068
Netflix, Inc.(1)	8,126	10,882
Trade Desk, Inc. (The) Class A(1)	73,696	5,305
		33,255

Consumer Discretionary—19.7%
Airbnb, Inc. Class A(1)	26,771	3,543
Amazon.com, Inc.(1)	71,052	15,588
Home Depot, Inc. (The)	10,079	3,695
Marriott International, Inc. Class A	25,389	6,937
MercadoLibre, Inc.(1)	2,387	6,239
NIKE, Inc. Class B	43,678	3,103
O’Reilly Automotive, Inc.(1)	84,000	7,571
Ross Stores, Inc.	28,252	3,604
		50,280

Financials—12.9%
Block, Inc. Class A(1)	38,443	2,612
Progressive Corp. (The)	28,951	7,726
S&P Global, Inc.	11,554	6,092
Visa, Inc. Class A	46,442	16,489
		32,919

Health Care—9.1%
Danaher Corp.	22,474	4,440
Eli Lilly & Co.	7,982	6,222
IDEXX Laboratories, Inc.(1)	3,871	2,076
Intuitive Surgical, Inc.(1)	9,211	5,005
Zoetis, Inc. Class A	34,709	5,413
		23,156

Industrials—10.0%
Equifax, Inc.	13,881	3,600
Fair Isaac Corp.(1)	5,750	10,511
Paycom Software, Inc.	11,090	2,566
Uber Technologies, Inc.(1)	93,046	8,681
		25,358

	Shares	Value

Information Technology—31.1%
Accenture plc Class A	12,861	$ 3,844
Amphenol Corp. Class A	159,171	15,718
Cadence Design Systems, Inc.(1)	19,017	5,860
Gartner, Inc.(1)	7,334	2,965
NVIDIA Corp.	112,574	17,786
Roper Technologies, Inc.	8,897	5,043
ServiceNow, Inc.(1)	7,495	7,705
Shopify, Inc. Class A(1)	58,926	6,797
Snowflake, Inc. Class A(1)	35,830	8,018
Workday, Inc. Class A(1)	22,814	5,475
		79,211

Materials—1.9%
Ecolab, Inc.	17,903	4,824
Real Estate—1.7%
CoStar Group, Inc.(1)	54,562	4,387
Total Common Stocks (Identified Cost $90,242)		253,390

Total Long-Term Investments—99.5% (Identified Cost $90,242)		253,390

TOTAL INVESTMENTS—99.5% (Identified Cost $90,242)		$253,390
Other assets and liabilities, net—0.5%		1,254
NET ASSETS—100.0%		$254,644

Abbreviations:
plc	Public Limited Company
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Series’ investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$253,390	$253,390
Total Investments	$253,390	$253,390
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Equity Income Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Communication Services—2.0%
Verizon Communications, Inc.	34,813	$ 1,506
Consumer Discretionary—3.9%
Compass Group plc Sponsored ADR	41,061	1,418
TJX Cos., Inc. (The)	12,633	1,560
		2,978

Consumer Staples—10.7%
Coca-Cola Co. (The)	35,665	2,523
Kimberly-Clark Corp.	14,325	1,847
Procter & Gamble Co. (The)	8,326	1,327
Walmart, Inc.	25,140	2,458
		8,155

Energy—2.1%
TotalEnergies SE Sponsored ADR	25,492	1,565
Financials—19.5%
Bank of New York Mellon Corp. (The)	21,049	1,918
Broadridge Financial Solutions, Inc.	6,303	1,532
Marsh & McLennan Cos., Inc.	6,604	1,444
PNC Financial Services Group, Inc. (The)	17,201	3,207
Prudential Financial, Inc.	8,705	935
T. Rowe Price Group, Inc.	22,350	2,157
Zurich Insurance Group AG ADR	104,691	3,667
		14,860

Health Care—9.8%
AbbVie, Inc.	16,033	2,976
Gilead Sciences, Inc.	12,999	1,441
Johnson & Johnson	7,340	1,121
Medtronic plc	22,002	1,918
		7,456

Industrials—16.6%
BAE Systems plc Sponsored ADR	29,334	3,082
Eaton Corp. plc	2,997	1,070
Fastenal Co.	37,596	1,579
Paychex, Inc.	12,654	1,841
Snap-on, Inc.	5,165	1,607
Trane Technologies plc	2,638	1,154
Watsco, Inc.	5,268	2,326
		12,659

Information Technology—18.3%
Amphenol Corp. Class A	15,538	1,534
Broadcom, Inc.	15,694	4,326
Cisco Systems, Inc.	29,009	2,013
	Shares	Value

Information Technology—continued
International Business Machines Corp.	9,397	$ 2,770
Microsoft Corp.	4,372	2,175
Texas Instruments, Inc.	5,118	1,062
		13,880

Materials—2.9%
Linde plc	4,700	2,205
Real Estate—4.6%
Getty Realty Corp.	49,137	1,358
Lamar Advertising Co. Class A	17,779	2,158
		3,516

Utilities—8.5%
Fortis, Inc.	78,728	3,758
Southern Co. (The)	29,742	2,731
		6,489

Total Common Stocks (Identified Cost $59,019)		75,269

Total Long-Term Investments—98.9% (Identified Cost $59,019)		75,269

TOTAL INVESTMENTS—98.9% (Identified Cost $59,019)		$75,269
Other assets and liabilities, net—1.1%		872
NET ASSETS—100.0%		$76,141

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company
Country Weightings†
United States	82%
United Kingdom	6
Canada	5
Switzerland	5
France	2
Total	100%
† % of total investments as of June 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Equity Income Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$75,269	$75,269
Total Investments	$75,269	$75,269
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
See Notes to Financial Statements

KAR Small-Cap Growth Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—98.1%
Communication Services—13.5%
Auto Trader Group plc	412,000	$ 4,662
Rightmove plc	385,465	4,173
		8,835

Consumer Discretionary—13.7%
Dream Finders Homes, Inc. Class A(1)	107,850	2,710
Holley, Inc.(1)	129,656	259
Ollie’s Bargain Outlet Holdings, Inc.(1)	23,959	3,158
Revolve Group, Inc. Class A(1)	107,938	2,164
Smith Douglas Homes Corp. Class A(1)	33,816	657
		8,948

Consumer Staples—1.2%
PriceSmart, Inc.	7,800	819
Financials—31.2%
FactSet Research Systems, Inc.	1,576	705
Goosehead Insurance, Inc. Class A	33,485	3,533
Kinsale Capital Group, Inc.	5,040	2,439
Morningstar, Inc.	16,224	5,093
Ryan Specialty Holdings, Inc. Class A	51,054	3,471
ServisFirst Bancshares, Inc.	42,331	3,281
Triumph Financial, Inc.(1)	34,612	1,908
		20,430

Health Care—4.6%
National Research Corp.	36,544	614
U.S. Physical Therapy, Inc.	30,467	2,383
		2,997

Industrials—9.0%
AAON, Inc.	29,008	2,139
Enerpac Tool Group Corp. Class A	77,036	3,125
Omega Flex, Inc.	20,734	671
		5,935

	Shares	Value

Information Technology—24.9%
Appfolio, Inc. Class A(1)	13,118	$ 3,021
Endava plc Sponsored ADR(1)	138,212	2,117
nCino, Inc.(1)	115,341	3,226
Novanta, Inc.(1)	8,685	1,120
NVE Corp.	4,150	306
Onestream, Inc. Class A(1)	145,034	4,104
SPS Commerce, Inc.(1)	17,594	2,394
		16,288

Total Common Stocks (Identified Cost $46,028)		64,252

Total Long-Term Investments—98.1% (Identified Cost $46,028)		64,252

TOTAL INVESTMENTS—98.1% (Identified Cost $46,028)		$64,252
Other assets and liabilities, net—1.9%		1,247
NET ASSETS—100.0%		$65,499

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	83%
United Kingdom	17
Total	100%
† % of total investments as of June 30, 2025.
The following table summarizes the value of the Series’ investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$64,252	$64,252
Total Investments	$64,252	$64,252
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Small-Cap Value Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—96.5%
Consumer Discretionary—13.3%
Cheesecake Factory, Inc. (The)	44,630	$ 2,797
Choice Hotels International, Inc.	12,987	1,648
SiteOne Landscape Supply, Inc.(1)	11,331	1,370
Thor Industries, Inc.	18,015	1,600
		7,415

Consumer Staples—5.6%
National Beverage Corp.(1)	33,488	1,448
WD-40 Co.	7,367	1,680
		3,128

Financials—28.0%
Bank of Hawaii Corp.	28,606	1,932
EVERTEC, Inc.	51,943	1,872
First Financial Bankshares, Inc.	47,867	1,722
Houlihan Lokey, Inc. Class A	17,005	3,060
Jack Henry & Associates, Inc.	5,740	1,034
Primerica, Inc.	9,430	2,581
RLI Corp.	22,004	1,589
Stock Yards Bancorp, Inc.	23,736	1,875
		15,665

Health Care—3.4%
Prestige Consumer Healthcare, Inc.(1)	23,858	1,905
Industrials—38.3%
Albany International Corp. Class A	14,283	1,002
Armstrong World Industries, Inc.	17,847	2,899
Construction Partners, Inc. Class A(1)	38,747	4,118
CSW Industrials, Inc.	4,890	1,403
	Shares	Value

Industrials—continued
Hillman Solutions Corp.(1)	214,474	$ 1,531
JBT Marel Corp.	16,818	2,022
Landstar System, Inc.	10,540	1,465
RBC Bearings, Inc.(1)	6,640	2,555
UniFirst Corp.	8,945	1,684
Watsco, Inc.	6,198	2,737
		21,416

Information Technology—1.8%
Badger Meter, Inc.	4,191	1,027
Materials—3.4%
HB Fuller Co.	31,231	1,879
Real Estate—2.7%
Getty Realty Corp.	55,533	1,535
Total Common Stocks (Identified Cost $27,924)		53,970

Total Long-Term Investments—96.5% (Identified Cost $27,924)		53,970

TOTAL INVESTMENTS—96.5% (Identified Cost $27,924)		$53,970
Other assets and liabilities, net—3.5%		1,936
NET ASSETS—100.0%		$55,906

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Series’ investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$53,970	$53,970
Total Investments	$53,970	$53,970
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)

	Par Value(1)	Value
U.S. Government Securities—2.9%
U.S. Treasury Bonds
4.625%, 5/15/54	$ 370	$ 359
4.625%, 2/15/55	1,195	1,163
U.S. Treasury Note 4.000%, 2/15/34	1,000	990
Total U.S. Government Securities (Identified Cost $2,497)		2,512

Foreign Government Securities—10.5%
Abu Dhabi Government International Bond 144A 5.000%, 4/30/34(2)	68	70
Arab Republic of Egypt
144A 7.600%, 3/1/29(2)	77	78
144A 8.625%, 2/4/30(2)	75	76
144A 7.625%, 5/29/32(2)	30	28
144A 8.500%, 1/31/47(2)	128	104
Benin Government International Bond
144A 7.960%, 2/13/38(2)	28	26
144A 8.375%, 1/23/41(2)	38	36
Bolivarian Republic of Venezuela 9.375%, 1/13/34(3)	200	45
Bolivia Government RegS 4.500%, 3/20/28(4)	27	19
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/31	1,100BRL	178
Czech Republic Government Bond 1.750%, 6/23/32	4,800CZK	198
Dominican Republic
144A 6.950%, 3/15/37(2)	52	53
144A 7.150%, 2/24/55(2)	35	35
RegS 6.950%, 3/15/37(4)	168	171
Federal Republic of Ethiopia 144A 6.625%, 12/11/25(2)(3)	119	109
Federative Republic of Brazil
5.500%, 11/6/30	77	77
6.250%, 3/18/31	50	52
6.000%, 10/20/33	31	31
6.625%, 3/15/35	43	43
7.125%, 5/13/54	127	121
Honduras Government 144A 8.625%, 11/27/34(2)	36	38
Hungary Government International Bond
144A 6.250%, 9/22/32(2)	311	323
144A 5.500%, 3/26/36(2)	73	70
Kingdom of Jordan 144A 5.850%, 7/7/30(2)	74	71
Lebanon Government International Bond RegS 7.000%, 3/23/32(3)(4)	102	19
	Par Value(1)	Value

Foreign Government Securities—continued
Malaysia Government Bond 2.632%, 4/15/31	830MYR	$ 189
Mex Bonos Desarr 7.750%, 11/13/42	4,300MXN	190
Republic of Angola 144A 8.750%, 4/14/32(2)	$ 215	190
Republic of Argentina
0.750%, 7/9/30(5)	36	29
4.125%, 7/9/35(5)	122	82
5.000%, 1/9/38(5)	46	33
3.500%, 7/9/41(5)	226	140
4.125%, 7/9/46(5)	156	102
Republic of Armenia 144A 3.600%, 2/2/31(2)	50	43
Republic of Cameroon RegS 9.500%, 7/31/31(4)	200	186
Republic of Colombia
7.375%, 4/25/30	29	30
8.500%, 4/25/35	34	35
8.000%, 11/14/35	305	307
Republic of Ecuador RegS 6.900%, 7/31/30(4)(5)	218	189
Republic of El Salvador
144A 8.625%, 2/28/29(2)	41	43
144A 8.250%, 4/10/32(2)	44	45
RegS 9.250%, 4/17/30(4)	33	35
RegS 7.625%, 2/1/41(4)	34	31
Republic of Gabon 144A 6.625%, 2/6/31(2)	125	99
Republic of Ghana
144A 5.000%, 7/3/29(2)(5)	59	55
RegS 5.000%, 7/3/35(4)(5)	60	46
Republic of Indonesia
4.750%, 9/10/34	161	158
4.200%, 10/15/50	68	55
5.100%, 2/10/54	20	19
Republic of Ivory Coast
144A 8.075%, 4/1/36(2)	53	51
144A 8.250%, 1/30/37(2)	89	85
Republic of Kenya 144A 9.500%, 3/5/36(2)	111	104
Republic of Nigeria
144A 7.375%, 9/28/33(2)	160	143
144A 10.375%, 12/9/34(2)	146	153
Republic of Panama
3.875%, 3/17/28	50	49
3.870%, 7/23/60	162	92
Republic of Peru
3.000%, 1/15/34	180	151
5.375%, 2/8/35	70	70
5.875%, 8/8/54	41	40
3.600%, 1/15/72	36	22
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
Republic of Philippines
5.500%, 2/4/35	$ 70	$ 73
4.750%, 3/5/35	135	132
3.700%, 3/1/41	77	62
Republic of Poland
4.875%, 10/4/33	43	43
5.125%, 9/18/34	244	244
5.375%, 2/12/35	131	134
Republic of Senegal 144A 6.250%, 5/23/33(2)	118	77
Republic of Serbia 144A 6.500%, 9/26/33(2)	84	88
Republic of South Africa
5.875%, 6/22/30	115	115
5.650%, 9/27/47	23	17
8.750%, 2/28/48	3,800ZAR	172
144A 7.100%, 11/19/36(2)	21	21
Republic of Sri Lanka 144A 3.600%, 6/15/35(2)(5)	162	111
Republic of Turkiye
9.125%, 7/13/30	271	300
7.250%, 5/29/32	43	43
6.625%, 2/17/45	123	104
Republic of Zambia 144A 0.500%, 12/31/53(2)	77	52
Republica Orient Uruguay
5.100%, 6/18/50	202	186
4.975%, 4/20/55	218	193
Romania Government International Bond
144A 6.375%, 1/30/34(2)	62	61
144A 5.750%, 3/24/35(2)	146	135
Saudi International Bond
144A 5.375%, 1/13/31(2)	82	85
144A 5.625%, 1/13/35(2)	220	229
144A 4.500%, 10/26/46(2)	201	165
State of Qatar 144A 4.817%, 3/14/49(2)	142	127
Trinidad & Tobago Government International Bond
144A 5.950%, 1/14/31(2)	34	34
144A 6.400%, 6/26/34(2)	19	19
RegS 6.400%, 6/26/34(4)	33	32
UAE International Government Bond 144A 4.050%, 7/7/32(2)	133	130
Ukraine Government Bond
144A 1.750%, 2/1/35(2)(5)	6	3
RegS 1.750%, 2/1/29(4)(5)	18	11
RegS 0.000%, 2/1/30(4)(5)	3	2
RegS 0.000%, 2/1/34(4)(5)	12	5
RegS 0.000%, 2/1/35(4)(5)	158	74
	Par Value(1)	Value

Foreign Government Securities—continued
RegS 1.750%, 2/1/35(4)(5)	$ 59	$ 30
RegS 0.000%, 2/1/36(4)(5)	43	20
RegS 1.750%, 2/1/36(4)(5)	3	2
United Mexican States
6.350%, 2/9/35	54	55
6.875%, 5/13/37	67	70
6.338%, 5/4/53	137	126
Uzbekistan International Bond
144A 3.700%, 11/25/30(2)	50	44
144A 6.900%, 2/28/32(2)	70	72
Total Foreign Government Securities (Identified Cost $9,019)		9,060

Mortgage-Backed Securities—6.0%
Agency—6.0%
Federal Home Loan Mortgage Corporation
Pool #SD6322 4.500%, 8/1/53	477	457
Pool #SD8343 6.000%, 7/1/53	243	248
Pool #SD8382 5.000%, 12/1/53	431	423
Pool #SL0627 6.000%, 10/1/54	841	856
Federal National Mortgage Association
Pool #FA0685 6.000%, 1/1/55	439	446
Pool #FS4438 5.000%, 11/1/52	381	376
Pool #FS7751 4.000%, 3/1/53	715	665
Pool #FS8791 6.000%, 8/1/54	480	489
Pool #MA4805 4.500%, 11/1/52	408	391
Pool #MA4980 6.000%, 4/1/53	382	390
Pool #MA5072 5.500%, 7/1/53	381	381
Total Mortgage-Backed Securities (Identified Cost $5,149)		5,122

Corporate Bonds and Notes—24.3%
Communication Services—0.2%
IHS Holding Ltd. 144A 8.250%, 11/29/31(2)	43	43
Sprint Capital Corp. 8.750%, 3/15/32	120	146
		189

Consumer Discretionary—0.9%
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(2)	155	157
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Consumer Discretionary—continued
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	$ 190	$ 136
Ford Motor Credit Co. LLC 7.350%, 3/6/30	200	211
Meritage Homes Corp.
5.650%, 3/15/35	45	45
144A 3.875%, 4/15/29(2)	165	159
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(2)	85	87
		795

Consumer Staples—0.4%
Philip Morris International, Inc. 4.900%, 11/1/34	175	174
Pilgrim’s Pride Corp. 6.250%, 7/1/33	174	184
		358

Energy—3.4%
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	50	49
BP Capital Markets plc 4.875% (6)	235	233
Columbia Pipelines Operating Co. LLC 144A 6.036%, 11/15/33(2)	170	178
Enbridge, Inc. 8.500%, 1/15/84	215	239
Energean Israel Finance Ltd. 144A, RegS 5.875%, 3/30/31(2)(4)	28	26
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)	310	276
Harbour Energy plc 144A 6.327%, 4/1/35(2)	175	174
HF Sinclair Corp. 6.250%, 1/15/35	160	162
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(2)	42	39
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(2)(4)	36	35
Occidental Petroleum Corp. 6.200%, 3/15/40	130	127
Pertamina Persero PT 144A 6.450%, 5/30/44(2)	60	62
Petroleos de Venezuela S.A.
144A 6.000%, 5/16/24(2)(3)	250	31
RegS 6.000%, 5/16/24(4)(7)	480	60
Petroleos Mexicanos
6.500%, 3/13/27	123	122
5.350%, 2/12/28	132	127
6.840%, 1/23/30	75	72
6.700%, 2/16/32	83	77
7.690%, 1/23/50	88	69
Petronas Capital Ltd.
144A 3.500%, 4/21/30(2)	85	82
144A 5.848%, 4/3/55(2)	110	111
QatarEnergy 144A 2.250%, 7/12/31(2)	167	146
Western Midstream Operating LP 5.250%, 2/1/50	215	181
Williams Cos., Inc. (The) 5.150%, 3/15/34	205	205
	Par Value(1)	Value

Energy—continued
YPF S.A. 144A 9.500%, 1/17/31(2)	$ 32	$ 34
		2,917

Financials—12.2%
AerCap Ireland Capital DAC
3.300%, 1/30/32	110	100
6.950%, 3/10/55	90	93
Allianz SE 144A 6.350%, 9/6/53(2)	200	209
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 7.526%, 8/15/53(8)	165	165
Ally Financial, Inc. 5.543%, 1/17/31	125	127
American Express Co. 5.625%, 7/28/34	225	230
Apollo Debt Solutions BDC 6.900%, 4/13/29	190	198
Apollo Global Management, Inc. 6.000%, 12/15/54	175	171
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	285	262
Bank of America Corp.
5.288%, 4/25/34	220	224
5.518%, 10/25/35	225	225
Bank of New York Mellon Corp. (The) Series G 4.700% (6)	165	165
Barclays plc 7.437%, 11/2/33	200	227
Blackstone Private Credit Fund 6.000%, 11/22/34	180	176
Blue Owl Credit Income Corp. 6.650%, 3/15/31	50	51
Blue Owl Finance LLC 3.125%, 6/10/31	195	173
BNSF Funding Trust I 6.613%, 12/15/55	185	186
BPCE S.A. 144A 7.003%, 10/19/34(2)	250	275
Capital One Financial Corp.
2.359%, 7/29/32	125	106
6.377%, 6/8/34	80	85
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(2)	130	134
Charles Schwab Corp. (The) Series H 4.000% (6)	190	176
Citigroup, Inc.
3.980%, 3/20/30	120	118
6.174%, 5/25/34	122	128
Corebridge Financial, Inc. 6.375%, 9/15/54	235	234
DAE Funding LLC 144A 3.375%, 3/20/28(2)	125	120
Deutsche Bank AG 5.403%, 9/11/35	180	179
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(2)	345	340
F&G Annuities & Life, Inc. 6.500%, 6/4/29	150	155
Fifth Third Bancorp 4.337%, 4/25/33	155	148
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Foundry JV Holdco LLC 144A 5.875%, 1/25/34(2)	$ 130	$ 132
FS Luxembourg S.a.r.l. 144A 8.875%, 2/12/31(2)	68	70
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(2)	142	161
Goldman Sachs Group, Inc. (The)
5.330%, 7/23/35	75	76
6.450%, 5/1/36	85	91
HA Sustainable Infrastructure Capital, Inc. 6.375%, 7/1/34	175	175
Huntington Bancshares, Inc.
5.709%, 2/2/35	130	133
6.141%, 11/18/39	60	61
Icon Investments Six DAC 6.000%, 5/8/34	125	128
Imperial Brands Finance plc 144A 5.625%, 7/1/35(2)	235	236
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(2)	180	183
JPMorgan Chase & Co.
2.956%, 5/13/31	270	250
1.953%, 2/4/32	160	139
KeyCorp 6.401%, 3/6/35	185	197
MetLife, Inc. Series G 3.850% (6)	195	194
Morgan Stanley
6.342%, 10/18/33	90	98
5.948%, 1/19/38	152	156
MSCI, Inc. 144A 3.625%, 9/1/30(2)	191	179
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 7.451%, 4/30/43(8)	139	138
NatWest Group plc 6.475%, 6/1/34	200	209
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	165	169
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(2)	200	206
PNC Financial Services Group, Inc. (The) 5.575%, 1/29/36	180	185
Prudential Financial, Inc.
5.125%, 3/1/52	73	71
6.750%, 3/1/53	145	152
Reinsurance Group of America, Inc. 6.650%, 9/15/55	145	144
Societe Generale S.A. 144A 6.066%, 1/19/35(2)	200	206
South Bow USA Infrastructure Holdings LLC 144A 5.584%, 10/1/34(2)	80	79
State Street Corp.
6.123%, 11/21/34	85	91
Series I 6.700%(6)	120	125
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(2)	165	166
Toll Brothers Finance Corp. 5.600%, 6/15/35	50	50
Toronto-Dominion Bank (The) 8.125%, 10/31/82	190	198
	Par Value(1)	Value

Financials—continued
UBS Group AG 144A 4.988%, 8/5/33(2)	$ 220	$ 219
Wells Fargo & Co.
5.389%, 4/24/34	140	143
Series BB 3.900%(6)	130	129
		10,519

Health Care—1.0%
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	260	237
HCA, Inc. 5.500%, 6/1/33	225	230
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(2)(9)	85	—
Smith & Nephew plc 5.400%, 3/20/34	190	193
Universal Health Services, Inc. 2.650%, 1/15/32	258	219
		879

Industrials—2.4%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(2)	77	72
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	178	178
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)	205	200
Boeing Co. (The)
3.750%, 2/1/50	85	60
5.805%, 5/1/50	50	48
5.930%, 5/1/60	69	65
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	183	165
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	265	239
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	167	164
DP World Ltd. 144A 6.850%, 7/2/37(2)	20	22
Georgian Railway JSC 144A 4.000%, 6/17/28(2)	118	106
Regal Rexnord Corp. 6.400%, 4/15/33	250	264
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(2)	297	253
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	176	179
		2,015

Information Technology—0.4%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	85	87
144A 4.000%, 7/1/29(2)	140	135
Oracle Corp. 5.500%, 8/3/35	130	133
		355

Materials—0.9%
Alpek SAB de C.V. RegS 3.250%, 2/25/31(4)	81	71
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Materials—continued
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)	$ 260	$ 252
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(2)	164	167
OCP S.A.
144A 3.750%, 6/23/31(2)	60	54
144A 5.125%, 6/23/51(2)	70	53
Sonoco Products Co. 5.000%, 9/1/34	140	136
		733

Real Estate—0.2%
Port of Spain Waterfront Development RegS 7.875%, 2/19/40(4)	35	35
Safehold GL Holdings LLC 5.650%, 1/15/35	150	150
		185

Utilities—2.3%
CMS Energy Corp. 4.750%, 6/1/50	295	287
Dominion Energy, Inc.
6.625%, 5/15/55	125	127
Series B 7.000%, 6/1/54	95	102
Electricite de France S.A. 144A 6.900%, 5/23/53(2)	200	213
Enel Finance International N.V. 144A 7.500%, 10/14/32(2)	200	228
Entergy Corp. 7.125%, 12/1/54	190	197
Eskom Holdings SOC Ltd. 144A 8.450%, 8/10/28(2)	59	62
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(2)	225	234
NRG Energy, Inc. 144A 7.000%, 3/15/33(2)	226	248
PacifiCorp 5.800%, 1/15/55	150	143
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(2)	38	37
Southern California Edison Co. 6.000%, 1/15/34	130	133
		2,011

Total Corporate Bonds and Notes (Identified Cost $20,808)		20,956

Leveraged Loans—0.0%
Energy—0.0%
Paragon Offshore Finance Co. 0.000%, 7/16/21(3)(9)	1	—
Total Leveraged Loans (Identified Cost $1)		—

	Shares	Value
Common Stocks—0.0%
Consumer Discretionary—0.0%
ESC NMG Parent LLC(9)(10)	271	$ —
West Marine(9)(10)	150	—(11)
		—(11)

Health Care—0.0%
Endo GUC Trust Class A(9)(10)	7,290	—
Lannett Co., Inc.(9)(10)	1,387	—
		—

Total Common Stocks (Identified Cost $50)		—(11)

Affiliated Mutual Funds—54.8%
Fixed Income Funds—54.8%
Virtus Newfleet ABS MACS(12)(13)	1,204,927	12,098
Virtus Newfleet CMBS MACS(12)(13)	519,150	5,217
Virtus Newfleet Floating Rate MACS(12)(13)	813,728	8,088
Virtus Newfleet High Yield MACS(12)(13)	1,147,799	11,352
Virtus Newfleet RMBS MACS(12)(13)	1,031,786	10,390
Total Affiliated Mutual Funds (Identified Cost $47,115)		47,145

Total Long-Term Investments—98.5% (Identified Cost $84,639)		84,795

TOTAL INVESTMENTS—98.5% (Identified Cost $84,639)		$84,795
Other assets and liabilities, net—1.5%		1,285
NET ASSETS—100.0%		$86,080

Abbreviations:
ABS	Asset-Backed Securities
BDC	Business Development Companies
CMBS	Commercial Mortgage-Backed Securities
DAC	Designated Activity Company
JSC	Joint Stock Company
LLC	Limited Liability Company
LP	Limited Partnership
MACS	Managed Account Completion Shares
MSCI	Morgan Stanley Capital International
plc	Public Limited Company
RMBS	Residential Mortgage-Backed Securities
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to a value of $11,365 or 13.2% of net assets.
(3)	Security in default; no interest payments are being received.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of June 30, 2025.
(6)	No contractual maturity date.
(7)	Security in default; interest payments are being received.
(8)	Variable rate security. Rate disclosed is as of June 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(9)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(10)	Non-income producing.
(11)	Amount is less than $500 (not in thousands).
(12)	Affiliated investment. See Note 3F in Notes to Financial Statements.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	82%
United Kingdom	2
Mexico	1
France	1
Brazil	1
Saudi Arabia	1
Turkey	1
Other	11
Total	100%
† % of total investments as of June 30, 2025.
The following table summarizes the value of the Series’ investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$2,512	$—	$2,512	$—
Foreign Government Securities	9,060	—	9,060	—
Mortgage-Backed Securities	5,122	—	5,122	—
Corporate Bonds and Notes	20,956	—	20,956	—(1)
Leveraged Loans	—	—	—	—(1)
Equity Securities:
Common Stocks	—	—	—	—(1)(2)
Affiliated Mutual Funds	47,145	47,145	—	—
Total Investments	$84,795	$47,145	$37,650	$—(2)

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500 (not in thousands).
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2025.
See Notes to Financial Statements

SGA International Growth Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Shares	Value
Preferred Stock—2.2%
Health Care—2.2%
Sartorius AG, 0.340% (Germany)	9,140	$ 2,326
Total Preferred Stock (Identified Cost $2,501)		2,326

Common Stocks—96.3%
Communication Services—4.7%
Universal Music Group N.V. (Netherlands)	153,306	4,962
Consumer Discretionary—4.7%
MercadoLibre, Inc. (Argentina)(1)	1,060	2,770
Yum China Holdings, Inc. (China)	49,403	2,212
		4,982

Consumer Staples—14.3%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	28,459	2,931
Heineken N.V. (Netherlands)	25,685	2,239
L’Oreal S.A. (France)	8,573	3,667
Unilever plc Sponsored ADR (United Kingdom)	50,819	3,109
Wal-Mart de Mexico SAB de C.V. (Mexico)	975,726	3,228
		15,174

Financials—14.4%
Adyen N.V. (Netherlands)(1)	1,587	2,913
AIA Group Ltd. (China-Hong Kong)	354,455	3,179
Aon plc Class A (United Kingdom)	13,216	4,715
HDFC Bank Ltd. ADR (India)	58,375	4,476
		15,283

Health Care—19.0%
Alcon AG (Switzerland)	48,640	4,294
Galderma Group AG (Switzerland)	22,714	3,292
Haleon plc (United Kingdom)	658,102	3,382
Novo Nordisk A/S Sponsored ADR (Denmark)	58,420	4,032
STERIS plc (United States)	21,855	5,250
		20,250

Industrials—12.0%
Canadian Pacific Kansas City Ltd. (Canada)	51,282	4,065
Experian plc (Ireland)	66,879	3,444
Recruit Holdings Co., Ltd. (Japan)	34,312	2,034
Waste Connections, Inc. (Canada)	17,267	3,224
		12,767

Information Technology—25.0%
ARM Holdings plc ADR (United Kingdom)(1)	17,697	2,862
	Shares	Value

Information Technology—continued
Atlassian Corp. Class A (United States)(1)	11,958	$ 2,429
Dassault Systemes SE (France)	87,554	3,169
Infosys Ltd. Sponsored ADR (India)	169,590	3,142
Sage Group plc (The) (United Kingdom)	241,769	4,150
SAP SE Sponsored ADR (Germany)	13,003	3,954
Shopify, Inc. Class A (Canada)(1)	24,411	2,816
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	17,801	4,032
		26,554

Materials—2.2%
Linde plc (United States)	4,944	2,320
Total Common Stocks (Identified Cost $72,437)		102,292

Total Long-Term Investments—98.5% (Identified Cost $74,938)		104,618

TOTAL INVESTMENTS—98.5% (Identified Cost $74,938)		$104,618
Other assets and liabilities, net—1.5%		1,562
NET ASSETS—100.0%		$106,180

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United Kingdom	17%
Netherlands	10
Canada	10
United States	10
India	7
Switzerland	7
France	6
Other	33
Total	100%
† % of total investments as of June 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

SGA International Growth Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Preferred Stock	$2,326	$2,326
Common Stocks	102,292	102,292
Total Investments	$104,618	$104,618
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.6%
U.S. Treasury Bonds
1.250%, 5/15/50	$ 1,885	$ 905
1.375%, 8/15/50	595	293
1.875%, 2/15/51	470	264
2.000%, 8/15/51	50	29
3.625%, 2/15/53	1,640	1,339
4.250%, 2/15/54	155	141
4.500%, 11/15/54	190	181
4.625%, 2/15/55	125	122
4.750%, 5/15/55	65	65
U.S. Treasury Notes
4.250%, 11/30/26	200	201
0.375%, 7/31/27	40	37
4.375%, 12/31/29	195	200
4.250%, 11/15/34	160	161
Total U.S. Government Securities (Identified Cost $4,785)		3,938

Foreign Government Securities—1.0%
Abu Dhabi Government International Bond 144A 3.125%, 9/30/49(1)	29	20
Costa Rica Government
144A 6.550%, 4/3/34(1)	5	5
144A 7.300%, 11/13/54(1)	5	5
Dominican Republic 144A 4.875%, 9/23/32(1)	46	42
Federative Republic of Brazil
6.000%, 10/20/33	40	40
7.125%, 5/13/54	10	10
Hungary Government International Bond
144A 6.250%, 9/22/32(1)	29	30
144A 5.500%, 3/26/36(1)	10	10
Kingdom of Morocco 144A 3.000%, 12/15/32(1)	10	8
Republic of Angola 144A 8.000%, 11/26/29(1)	17	15
Republic of Colombia
7.375%, 4/25/30	12	12
8.000%, 11/14/35	14	14
Republic of El Salvador 144A 8.625%, 2/28/29(1)	9	9
Republic of Guatemala 144A 6.600%, 6/13/36(1)	8	8
Republic of Indonesia 5.100%, 2/10/54	28	26
Republic of Ivory Coast
144A 7.625%, 1/30/33(1)	20	20
144A 8.250%, 1/30/37(1)	15	14
Republic of Kenya 144A 9.500%, 3/5/36(1)	14	13
Republic of Nigeria 144A 10.375%, 12/9/34(1)	19	20
Republic of Panama 8.000%, 3/1/38	24	26
Republic of Peru 5.375%, 2/8/35	25	25
	Par Value	Value

Foreign Government Securities—continued
Republic of Philippines 4.750%, 3/5/35	$ 15	$ 15
Republic of Poland 4.875%, 10/4/33	30	30
Republic of Serbia 144A 6.500%, 9/26/33(1)	8	8
Republic of South Africa
4.850%, 9/30/29	10	10
5.875%, 6/22/30	15	15
5.650%, 9/27/47	5	4
Republic of Turkiye
7.250%, 5/29/32	15	15
7.625%, 5/15/34	35	36
6.625%, 2/17/45	10	8
Republica Orient Uruguay
5.100%, 6/18/50	32	30
4.975%, 4/20/55	9	8
Romania Government International Bond 144A 5.875%, 1/30/29(1)	20	20
Saudi International Bond
144A 4.875%, 7/18/33(1)	25	25
144A 5.625%, 1/13/35(1)	15	16
144A 4.500%, 10/26/46(1)	15	12
UAE International Government Bond 144A 4.050%, 7/7/32(1)	5	5
United Mexican States 6.000%, 5/7/36	30	30
Uzbekistan International Bond 144A 6.900%, 2/28/32(1)	5	5
Total Foreign Government Securities (Identified Cost $667)		664

Mortgage-Backed Securities—4.3%
Agency—4.3%
Federal Home Loan Mortgage Corporation
Pool #SD5594 5.500%, 7/1/53	116	116
Pool #SD5856 3.500%, 1/1/54	313	282
Pool #SD8309 6.000%, 3/1/53	80	81
Pool #SD8383 5.500%, 12/1/53	176	176
Pool #SD8418 4.500%, 4/1/54	257	246
Federal National Mortgage Association
Pool #254007 6.500%, 10/1/31	—(2)	—(2)
Pool #835144 5.000%, 10/1/35	6	6
Pool #882224 6.000%, 9/1/36	1	1
Pool #914724 5.500%, 4/1/37	1	1
Pool #929637 5.500%, 6/1/38	1	1
Pool #940524 5.500%, 7/1/37	4	4
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #949301 6.000%, 10/1/37	$ 1	$ 2
Pool #975097 5.000%, 6/1/38	4	5
Pool #986012 5.500%, 6/1/38	1	1
Pool #991124 5.000%, 1/1/39	1	1
Pool #994322 6.000%, 1/1/39	1	1
Pool #994383 5.500%, 11/1/38	4	4
Pool #AA4418 4.500%, 3/1/39	2	2
Pool #AA4434 5.000%, 3/1/39	2	2
Pool #AA4436 6.000%, 3/1/39	1	1
Pool #CB6857 4.500%, 8/1/53	102	97
Pool #FA0685 6.000%, 1/1/55	241	245
Pool #FS6679 6.000%, 12/1/53	106	108
Pool #FS7751 4.000%, 3/1/53	237	220
Pool #MA4785 5.000%, 10/1/52	647	638
Pool #MA4805 4.500%, 11/1/52	118	113
Pool #MA4980 6.000%, 4/1/53	184	187
Pool #MA5072 5.500%, 7/1/53	218	218
Pool #MA5385 4.000%, 6/1/54	240	223
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	3	3
Total Mortgage-Backed Securities (Identified Cost $3,003)		2,985

Corporate Bonds and Notes—9.7%
Communication Services—0.1%
Sprint Capital Corp. 8.750%, 3/15/32	40	48
Consumer Discretionary—0.5%
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(1)	49	50
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	55	39
DR Horton, Inc. 5.500%, 10/15/35	65	66
Ford Motor Co.
3.250%, 2/12/32	26	22
4.750%, 1/15/43	15	11
Ford Motor Credit Co. LLC 6.500%, 2/7/35	20	20
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	59	57
	Par Value	Value

Consumer Discretionary—continued
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(1)	$ 25	$ 26
Sodexo, Inc. 144A 5.800%, 8/15/35(1)	50	51
		342

Consumer Staples—0.3%
BAT Capital Corp. 7.750%, 10/19/32	27	31
Mars, Inc. 144A 5.700%, 5/1/55(1)	50	50
Philip Morris International, Inc. 4.900%, 11/1/34	50	50
Pilgrim’s Pride Corp. 6.250%, 7/1/33	47	50
		181

Energy—1.2%
BP Capital Markets plc 4.875% (3)	55	54
Columbia Pipelines Operating Co. LLC 144A 6.036%, 11/15/33(1)	22	23
Diamondback Energy, Inc. 5.900%, 4/18/64	60	56
Enbridge, Inc. 8.500%, 1/15/84	45	50
EOG Resources, Inc.
5.350%, 1/15/36	15	15
5.650%, 12/1/54	45	44
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	80	71
Florida Gas Transmission Co. LLC 144A 5.750%, 7/15/35(1)	25	26
Harbour Energy plc 144A 6.327%, 4/1/35(1)	50	50
HF Sinclair Corp. 6.250%, 1/15/35	35	36
KazMunayGas National Co. JSC 144A 5.750%, 4/19/47(1)	11	9
Kinder Morgan, Inc. 5.850%, 6/1/35	50	52
Occidental Petroleum Corp.
5.550%, 10/1/34	35	34
6.200%, 3/15/40	35	34
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	40	41
Petroleos Mexicanos
6.500%, 3/13/27	35	35
6.840%, 1/23/30	6	6
7.690%, 1/23/50	8	6
Petronas Capital Ltd. 144A 5.848%, 4/3/55(1)	18	18
QatarEnergy 144A 2.250%, 7/12/31(1)	20	18
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	35	31
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(1)	40	40
Western Midstream Operating LP 5.250%, 2/1/50	45	38
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Energy—continued
Williams Cos., Inc. (The) 5.150%, 3/15/34	$ 55	$ 55
		842

Financials—4.2%
AerCap Ireland Capital DAC
6.950%, 3/10/55	25	26
6.500%, 1/31/56	25	25
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 7.526%, 8/15/53(4)	35	35
Ally Financial, Inc. 5.543%, 1/17/31	45	46
American Express Co. 5.625%, 7/28/34	72	74
Apollo Debt Solutions BDC
6.900%, 4/13/29	45	47
6.700%, 7/29/31	10	10
Apollo Global Management, Inc. 6.000%, 12/15/54	50	49
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	65	60
Australia & New Zealand Banking Group Ltd. 144A 5.816%, 6/18/36(1)	35	35
Avolon Holdings Funding Ltd. 144A 5.750%, 11/15/29(1)	35	36
Bank of America Corp.
2.687%, 4/22/32	27	24
5.288%, 4/25/34	25	25
5.518%, 10/25/35	75	75
Bank of New York Mellon Corp. (The) Series G 4.700% (3)	105	105
BlackRock Funding, Inc. 5.250%, 3/14/54	53	51
Blackstone Private Credit Fund 6.000%, 11/22/34	50	49
Blue Owl Credit Income Corp. 6.650%, 3/15/31	12	12
Blue Owl Finance LLC 3.125%, 6/10/31	60	53
BNSF Funding Trust I 6.613%, 12/15/55	45	45
BPCE S.A. 144A 7.003%, 10/19/34(1)	50	55
Capital One Financial Corp.
2.359%, 7/29/32	32	27
6.377%, 6/8/34	10	11
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(1)	30	31
Charles Schwab Corp. (The)
6.136%, 8/24/34	35	38
Series H 4.000%(3)	18	17
Charter Communications Operating LLC 4.800%, 3/1/50	35	28
Citigroup, Inc.
3.980%, 3/20/30	56	55
6.270%, 11/17/33	56	60
Citizens Financial Group, Inc. 5.718%, 7/23/32	50	52
Corebridge Financial, Inc. 6.375%, 9/15/54	61	61
	Par Value	Value

Financials—continued
Deutsche Bank AG 5.403%, 9/11/35	$ 55	$ 55
F&G Annuities & Life, Inc. 6.500%, 6/4/29	45	46
Fifth Third Bancorp 4.337%, 4/25/33	65	62
Foundry JV Holdco LLC 144A 5.875%, 1/25/34(1)	25	25
Gallagher (Arthur J.) & Co. 5.550%, 2/15/55	60	57
Global Atlantic Fin Co. 144A 6.750%, 3/15/54(1)	25	26
Goldman Sachs Group, Inc. (The) 6.450%, 5/1/36	24	26
HA Sustainable Infrastructure Capital, Inc. 6.375%, 7/1/34	49	49
Huntington Bancshares, Inc.
5.709%, 2/2/35	25	25
6.141%, 11/18/39	40	41
Icon Investments Six DAC 6.000%, 5/8/34	50	51
Imperial Brands Finance plc 144A 5.875%, 7/1/34(1)	35	36
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(1)	50	51
JPMorgan Chase & Co.
2.956%, 5/13/31	30	28
5.717%, 9/14/33	47	49
1.953%, 2/4/32	73	63
KeyCorp
4.789%, 6/1/33	39	38
6.401%, 3/6/35	25	27
MetLife, Inc. Series G 3.850% (3)	38	38
Morgan Stanley 5.948%, 1/19/38	65	67
MSCI, Inc. 144A 3.625%, 9/1/30(1)	77	72
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 7.451%, 4/30/43(4)	41	41
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	55	56
Nippon Life Insurance Co. 144A 6.500%, 4/30/55(1)	15	15
Northern Trust Corp. 3.375%, 5/8/32	63	61
PNC Financial Services Group, Inc. (The) 5.575%, 1/29/36	50	51
Prudential Financial, Inc.
6.750%, 3/1/53	46	48
6.500%, 3/15/54	25	26
Reinsurance Group of America, Inc. 6.650%, 9/15/55	40	40
South Bow USA Infrastructure Holdings LLC
144A 5.584%, 10/1/34(1)	30	30
144A 6.176%, 10/1/54(1)	25	24
State Street Corp.
6.123%, 11/21/34	25	27
Series I 6.700%(3)	35	36
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(1)	40	40
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
U.S. Bancorp
4.967%, 7/22/33	$ 15	$ 15
5.424%, 2/12/36	50	51
Wells Fargo & Co.
4.897%, 7/25/33	87	87
6.491%, 10/23/34	15	16
Series BB 3.900%(3)	26	26
		2,939

Health Care—0.6%
Amgen, Inc. 5.650%, 3/2/53	49	48
CVS Health Corp. 5.050%, 3/25/48	50	43
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	89	81
HCA, Inc. 5.250%, 6/15/49	65	58
IQVIA, Inc. 6.250%, 2/1/29	36	38
Royalty Pharma plc
5.400%, 9/2/34	30	30
3.350%, 9/2/51	37	24
Smith & Nephew plc 5.400%, 3/20/34	65	66
Universal Health Services, Inc.
2.650%, 1/15/32	28	24
5.050%, 10/15/34	25	24
		436

Industrials—1.2%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	70	70
Aviation Capital Group LLC 144A 6.750%, 10/25/28(1)	35	37
Boeing Co. (The) 5.930%, 5/1/60	52	49
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	75	67
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	71	64
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	73	72
DP World Ltd. 144A 6.850%, 7/2/37(1)	10	11
Huntington Ingalls Industries, Inc. 5.749%, 1/15/35	35	36
Ingersoll Rand, Inc. 5.700%, 8/14/33	50	52
L3Harris Technologies, Inc. 5.400%, 7/31/33	55	57
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(1)	47	49
Regal Rexnord Corp. 6.400%, 4/15/33	64	68
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)	93	79
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	32	33
United Airlines Pass-Through-Trust 2024-1, AA 5.450%, 8/15/38	15	15
	Par Value	Value

Industrials—continued
Veralto Corp. 5.450%, 9/18/33	$ 48	$ 50
		809

Information Technology—0.4%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	25	26
144A 4.000%, 7/1/29(1)	55	53
Broadcom, Inc. 144A 3.137%, 11/15/35(1)	60	51
Gartner, Inc. 144A 3.750%, 10/1/30(1)	70	65
Marvell Technology, Inc. 5.450%, 7/15/35	50	50
Oracle Corp.
5.550%, 2/6/53	27	25
3.850%, 4/1/60	30	21
		291

Materials—0.3%
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	65	63
Berry Global, Inc. 5.650%, 1/15/34	40	41
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	50	51
Glencore Funding LLC 144A 2.850%, 4/27/31(1)	56	51
Sonoco Products Co. 5.000%, 9/1/34	40	39
		245

Real Estate—0.1%
NNN REIT, Inc. 5.500%, 6/15/34	40	41
Safehold GL Holdings LLC 5.650%, 1/15/35	50	50
		91

Utilities—0.8%
Black Hills Corp. 6.150%, 5/15/34	60	63
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(1)	52	50
CMS Energy Corp. 4.750%, 6/1/50	75	73
Dominion Energy, Inc.
6.625%, 5/15/55	35	35
Series B 7.000%, 6/1/54	25	27
Enel Finance International N.V. 144A 5.500%, 6/26/34(1)	55	56
Entergy Corp. 7.125%, 12/1/54	65	67
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	34	35
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	58	64
Puget Energy, Inc. 4.224%, 3/15/32	42	40
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Utilities—continued
Southern California Edison Co. 6.000%, 1/15/34	$ 40	$ 41
		551

Total Corporate Bonds and Notes (Identified Cost $6,686)		6,775

Leveraged Loans—0.0%
Energy—0.0%
Paragon Offshore Finance Co. 0.000%, 7/16/21(5)(6)	—(2)	—
Total Leveraged Loans (Identified Cost $—)(2)		—

	Shares
Common Stocks—63.3%
Communication Services—9.7%
Auto Trader Group plc	36,427	412
Baltic Classifieds Group plc	190,405	975
Dayamitra Telekomunikasi PT	7,648,673	261
Hemnet Group AB	15,361	449
Infrastrutture Wireless Italiane SpA	25,676	314
Meta Platforms, Inc. Class A	2,147	1,585
Netflix, Inc.(7)	758	1,015
oOh!media Ltd.	455,443	517
Rightmove plc	59,492	644
Sarana Menara Nusantara Tbk PT	4,641,000	141
Trade Desk, Inc. (The) Class A(7)	6,858	494
		6,807

Consumer Discretionary—9.0%
Airbnb, Inc. Class A(7)	2,505	332
Allegro.eu S.A.(7)	29,751	286
Amazon.com, Inc.(7)	6,634	1,455
Bright Horizons Family Solutions, Inc.(7)	1,451	179
Choice Hotels International, Inc.	1,451	184
Home Depot, Inc. (The)	934	343
Marriott International, Inc. Class A	2,379	650
MercadoLibre, Inc.(7)	230	601
NIKE, Inc. Class B	4,060	288
Ollie’s Bargain Outlet Holdings, Inc.(7)	1,437	189
O’Reilly Automotive, Inc.(7)	7,900	712
Pool Corp.	716	209
Rollins, Inc.	4,404	249
Ross Stores, Inc.	2,637	336
SiteOne Landscape Supply, Inc.(7)	1,007	122
Thor Industries, Inc.	2,051	182
		6,317

Consumer Staples—1.1%
Anhui Gujing Distillery Co., Ltd. Class B	20,600	276
BJ’s Wholesale Club Holdings, Inc.(7)	1,834	198
Heineken Malaysia Bhd	51,700	309
		783

Energy—0.4%
Pason Systems, Inc.	33,256	300
	Shares	Value

Financials—9.6%
AJ Bell plc	91,292	$ 640
Block, Inc. Class A(7)	3,574	243
Caixa Seguridade Participacoes S.A.	224,262	606
FinecoBank Banca Fineco SpA	20,233	449
Hamilton Lane, Inc. Class A	874	124
Interactive Brokers Group, Inc. Class A	5,782	320
Jack Henry & Associates, Inc.	1,160	209
LPL Financial Holdings, Inc.	915	343
Moltiply Group SpA	5,509	295
Mortgage Advice Bureau Holdings Ltd.	18,032	218
Progressive Corp. (The)	2,700	721
Qualitas Controladora SAB de C.V.	8,058	83
S&P Global, Inc.	1,081	570
Visa, Inc. Class A	4,320	1,534
W. R. Berkley Corp.	4,356	320
		6,675

Health Care—5.0%
As One Corp.	26,800	463
Chemed Corp.	273	133
Cooper Cos., Inc. (The)(7)	2,819	201
Danaher Corp.	2,099	415
Eli Lilly & Co.	750	585
Haw Par Corp., Ltd.	53,400	503
IDEXX Laboratories, Inc.(7)	363	195
Intuitive Surgical, Inc.(7)	858	466
Zoetis, Inc. Class A	3,188	497
		3,458

Industrials—10.7%
Allegion plc	1,752	253
Epiroc AB Class B	20,109	385
Equifax, Inc.	2,193	569
Exponent, Inc.	1,538	115
Fair Isaac Corp.(7)	603	1,102
Haitian International Holdings Ltd.	140,503	365
Howden Joinery Group plc	35,129	413
Knorr-Bremse AG	2,538	245
Lennox International, Inc.	381	218
MEITEC Group Holdings, Inc.	12,700	280
MISUMI Group, Inc.	17,200	231
MTU Aero Engines AG	1,053	468
NICE Information Service Co., Ltd.	15,461	187
Nordson Corp.	948	203
Paycom Software, Inc.	1,026	238
S-1 Corp.	5,907	300
Saia, Inc.(7)	551	151
Uber Technologies, Inc.(7)	8,668	809
UL Solutions, Inc. Class A	2,992	218
VAT Group AG	605	255
Watsco, Inc.	524	231
Zurn Elkay Water Solutions Corp.	6,178	226
		7,462

Information Technology—15.4%
Accenture plc Class A	1,199	358
Alten S.A.	4,383	384
Amphenol Corp. Class A	14,886	1,470
Bentley Systems, Inc. Class B	5,912	319
Bouvet ASA	52,729	417
Cadence Design Systems, Inc.(7)	1,777	548
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value

Information Technology—continued
FDM Group Holdings plc	61,645	$ 181
Freee KK(7)	9,000	240
Gartner, Inc.(7)	686	277
Kainos Group plc	13,125	134
NVIDIA Corp.	10,497	1,658
Riken Keiki Co., Ltd.	5,500	116
Roper Technologies, Inc.	837	474
ServiceNow, Inc.(7)	699	719
ServiceTitan, Inc. Class A(7)	1,101	118
SHIFT, Inc.(7)	17,500	212
Shopify, Inc. Class A(7)	5,524	637
Snowflake, Inc. Class A(7)	3,351	750
Sopra Steria Group	2,260	551
Teledyne Technologies, Inc.(7)	450	231
Universal Display Corp.	1,692	261
Workday, Inc. Class A(7)	2,123	510
Zebra Technologies Corp. Class A(7)	670	207
		10,772

Materials—1.8%
Corp. Moctezuma SAB de C.V.	101,992	439
Ecolab, Inc.	1,673	451
Forterra plc	69,268	187
Ibstock plc	76,756	154
		1,231

Real Estate—0.6%
CoStar Group, Inc.(7)	5,054	406
Total Common Stocks (Identified Cost $26,753)		44,211

Affiliated Mutual Funds—14.1%
Fixed Income Funds—14.1%
Virtus Newfleet ABS MACS(8)(9)	251,542	2,526
Virtus Newfleet CMBS MACS(8)(9)	149,009	1,498
Virtus Newfleet Floating Rate MACS(8)(9)	127,277	1,265
Virtus Newfleet High Yield MACS(8)(9)	103,165	1,020
Virtus Newfleet RMBS MACS(8)(9)	351,731	3,542
Total Affiliated Mutual Funds (Identified Cost $9,826)		9,851

Total Long-Term Investments—98.0% (Identified Cost $51,720)		68,424

Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.209%)(9)	492	—(2)
Total Short-Term Investment (Identified Cost $—)(2)		—(2)

TOTAL INVESTMENTS—98.0% (Identified Cost $51,720)		$68,424
Other assets and liabilities, net—2.0%		1,368
NET ASSETS—100.0%		$69,792
Abbreviations:
ABS	Asset-Backed Securities
BDC	Business Development Companies
CMBS	Commercial Mortgage-Backed Securities
DAC	Designated Activity Company
JSC	Joint Stock Company
LLC	Limited Liability Company
LP	Limited Partnership
MACS	Managed Account Completion Shares
MSCI	Morgan Stanley Capital International
plc	Public Limited Company
REIT	Real Estate Investment Trust
RMBS	Residential Mortgage-Backed Securities
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to a value of $2,323 or 3.3% of net assets.
(2)	Amount is less than $500 (not in thousands).
(3)	No contractual maturity date.
(4)	Variable rate security. Rate disclosed is as of June 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Security in default; no interest payments are being received.
(7)	Non-income producing.
(8)	Affiliated investment. See Note 3F in Notes to Financial Statements.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	76%
United Kingdom	5
Japan	2
Brazil	2
Italy	2
France	1
Lithuania	1
Other	11
Total	100%
† % of total investments as of June 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$3,938	$—	$3,938	$—
Foreign Government Securities	664	—	664	—
Mortgage-Backed Securities	2,985	—	2,985	—
Corporate Bonds and Notes	6,775	—	6,775	—
Leveraged Loans	—	—	—	—(1)
Equity Securities:
Common Stocks	44,211	44,211	—	—
Affiliated Mutual Funds	9,851	9,851	—	—
Money Market Mutual Fund	—	—(2)	—	—
Total Investments	$68,424	$54,062	$14,362	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500 (not in thousands).
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2025.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited)
June 30, 2025
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Real Estate Securities Series	KAR Capital Growth Series	KAR Equity Income Series	KAR Small-Cap Growth Series
Assets
Investment in securities at value(1)	$100,023	$253,390	$75,269	$64,252
Cash	932	1,895	693	1,337
Receivables
Investment securities sold	250	—	—	3
Series shares sold	24	—	—	3
Dividends	328	64	116	12
Tax reclaims	—	—	182	—
Securities lending income	—	—	1	—
Prepaid Trustees’ retainer	2	5	1	1
Other assets	242	591	181	154
Total assets	101,801	255,945	76,443	65,762
Liabilities
Payables
Series shares repurchased	1	457	27	15
Investment securities purchased	251	—	—	—
Investment advisory fees	56	129	29	36
Distribution and service fees	16	51	16	13
Administration and accounting fees	20	34	18	17
Transfer agent fees and expenses	—(a)	—(a)	—(a)	—(a)
Professional fees	17	13	16	16
Trustee deferred compensation plan	242	591	181	154
Interest expense and/or commitment fees	—(a)	1	1	—(a)
Other accrued expenses	13	25	14	12
Total liabilities	616	1,301	302	263
Commitments and contingencies (Note 3D)	—	—	—	—
Net Assets	$101,185	$254,644	$76,141	$65,499
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$73,153	$84,534	$58,337	$41,774
Accumulated earnings (loss)	28,032	170,110	17,804	23,725
Net Assets	$101,185	$254,644	$76,141	$65,499
Net Assets:
Class A	$75,528	$254,644	$76,141	$64,885
Class I	$25,657	$—	$—	$614
Shares of Beneficial Interest Outstanding $1 par value, unlimited authorization:
Class A	3,644,906	6,741,764	5,959,803	3,029,368
Class I	1,243,196	—	—	26,746
Net Asset Value Per Share:(b)
Class A	$20.72	$37.77	$12.78	$21.42
Class I	$20.64	$—	$—	$22.95

(1) Investment in securities at cost	$72,928	$90,242	$59,019	$46,028

(a)	Amount is less than $500 (not in thousands).
(b)	Net Asset Value Per Common Share is calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
June 30, 2025
(Reported in thousands except shares and per share amounts)
	KAR Small-Cap Value Series	Newfleet Multi-Sector Intermediate Bond Series	SGA International Growth Series	Tactical Allocation Series
Assets
Investment in securities at value(1)	$53,970	$37,650	$104,618	$58,573
Investment in affiliated funds at value(2)	—	47,145	—	9,851
Foreign currency at value(3)	—	13	—(a)	31
Cash	1,988	364	1,376	1,179
Receivables
Investment securities sold	—	545	—	154
Series shares sold	2	23	—(a)	—(a)
Dividends and interest	48	751	80	224
Tax reclaims	—	—	296	15
Securities lending income	—	—	1	—
Prepaid Trustees’ retainer	1	2	2	1
Other assets	132	203	251	163
Total assets	56,141	86,696	106,624	70,191
Liabilities
Payables
Series shares repurchased	21	21	54	93
Investment securities purchased	—	279	—	45
Investment advisory fees	29	32	61	27
Distribution and service fees	12	17	22	14
Administration and accounting fees	16	19	21	18
Transfer agent fees and expenses	—(a)	—(a)	—(a)	—(a)
Professional fees	16	20	14	20
Trustee deferred compensation plan	132	203	251	163
Interest expense and/or commitment fees	—(a)	1	1	—(a)
Other accrued expenses	9	24	20	19
Total liabilities	235	616	444	399
Commitments and contingencies (Note 3D)	—	—	—	—
Net Assets	$55,906	$86,080	$106,180	$69,792
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$27,620	$95,786	$77,698	$46,084
Accumulated earnings (loss)	28,286	(9,706)	28,482	23,708
Net Assets	$55,906	$86,080	$106,180	$69,792
Net Assets:
Class A	$55,906	$82,323	$106,044	$69,792
Class I	$—	$3,757	$136	$—
Shares of Beneficial Interest Outstanding $1 par value, unlimited authorization:
Class A	3,577,533	9,332,882	7,563,461	5,038,416
Class I	—	428,532	9,599	—
Net Asset Value Per Share:(b)
Class A	$15.63	$8.82	$14.02	$13.85
Class I	$—	$8.77	$14.15	$—

(1) Investment in securities at cost	$27,924	$37,524	$74,938	$41,894
(2) Investment in affiliated funds at cost	$—	$47,115	$—	$9,826
(3) Foreign currency at cost	$—	$13	$—	$31

(a)	Amount is less than $500 (not in thousands).
(b)	Net Asset Value Per Common Share is calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited)
SIX MONTHS ENDED June 30, 2025
($ reported in thousands)
	Duff & Phelps Real Estate Securities Series	KAR Capital Growth Series	KAR Equity Income Series	KAR Small-Cap Growth Series
Investment Income
Dividends	$1,887	$645	$1,274	$423
Securities lending, net of fees	—	—	6	—
Foreign taxes withheld	—	—	(49)	—
Total investment income	1,887	645	1,231	423
Expenses
Investment advisory fees	379	845	265	290
Distribution and service fees, Class A	95	302	95	83
Administration and accounting fees	63	132	51	47
Transfer agent fees and expenses	—(a)	—(a)	—(a)	—(a)
Custodian fees	—(a)	—(a)	—(a)	—(a)
Printing fees and expenses	6	12	4	4
Professional fees	16	19	14	14
Interest expense and/or commitment fees	—(a)	1	1	—(a)
Trustees’ fees and expenses	4	9	3	3
Miscellaneous expenses	4	6	7	3
Total expenses	567	1,326	440	444
Less net expenses reimbursed and/or waived by investment adviser(1)	(42)	(81)	(69)	(59)
Net expenses	525	1,245	371	385
Net investment income (loss)	1,362	(600)	860	38
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	288	8,379	994	5,846
Foreign currency transactions	—	—	—(a)	(1)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,753)	9,873	4,589	(11,201)
Net realized and unrealized gain (loss) on investments	(1,465)	18,252	5,583	(5,356)
Net increase (decrease) in net assets resulting from operations	$(103)	$17,652	$6,443	$(5,318)

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2025
($ reported in thousands)
	KAR Small-Cap Value Series	Newfleet Multi-Sector Intermediate Bond Series	SGA International Growth Series	Tactical Allocation Series
Investment Income
Dividends	$402	$1,050	$834	$644
Interest	—	1,589	—	450
Securities lending, net of fees	—	—(a)	5	—(a)
Foreign taxes withheld	—	—	(88)	(24)
Total investment income	402	2,639	751	1,070
Expenses
Investment advisory fees	255	214	385	186
Distribution and service fees, Class A	71	102	128	84
Administration and accounting fees	41	56	64	47
Transfer agent fees and expenses	—(a)	—(a)	—(a)	—(a)
Custodian fees	—(a)	3	1	4
Printing fees and expenses	4	6	7	4
Professional fees	14	18	17	19
Interest expense and/or commitment fees	—(a)	—(a)	—	—(a)
Trustees’ fees and expenses	2	3	4	3
Miscellaneous expenses	2	13	6	11
Total expenses	389	415	612	358
Less net expenses reimbursed and/or waived by investment adviser(1)	(77)	(17)	(27)	(27)
Net expenses	312	398	585	331
Net investment income (loss)	90	2,241	166	739
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	2,319	(1,237)	(192)	6,541
Affiliated Investments	—	(55)	—	(6)
Foreign currency transactions	—	—(a)	21	2
Foreign capital gains tax	—	—	—	—(a)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,941)	2,300	10,620	(2,061)
Affiliated fund	—	30	—	25
Foreign currency transactions	—	2	27	2
Net realized and unrealized gain (loss) on investments	(622)	1,040	10,476	4,503
Net increase (decrease) in net assets resulting from operations	$(532)	$3,281	$10,642	$5,242

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)
	Duff & Phelps Real Estate Securities Series		KAR Capital Growth Series
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$1,362	$2,081	$(600)	$(1,382)
Net realized gain (loss)	288	1,334	8,379	33,215
Net change in unrealized appreciation (depreciation)	(1,753)	5,720	9,873	24,734
Increase (decrease) in net assets resulting from operations	(103)	9,135	17,652	56,567
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(842)	(2,334)	(4,260)	(33,385)
Class I	(288)	(699)	—	—
Total dividends and distributions to shareholders	(1,130)	(3,033)	(4,260)	(33,385)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(4,226)	(6,341)	(8,545)	497
Class I	1,189	12,097	—	—
Increase (decrease) in net assets from capital transactions	(3,037)	5,756	(8,545)	497
Net increase (decrease) in net assets	(4,270)	11,858	4,847	23,679
Net Assets
Beginning of period	105,455	93,597	249,797	226,118
End of Period	$101,185	$105,455	$254,644	$249,797
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	KAR Equity Income Series		KAR Small-Cap Growth Series
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$860	$2,243	$38	$(252)
Net realized gain (loss)	994	1,696	5,845	12,812
Net change in unrealized appreciation (depreciation)	4,589	3,674	(11,201)	(5,043)
Increase (decrease) in net assets resulting from operations	6,443	7,613	(5,318)	7,517
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,820)	(2,356)	(6,096)	(6,033)
Class I	—	—	(54)	(567)
Total dividends and distributions to shareholders	(1,820)	(2,356)	(6,150)	(6,600)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(5,307)	(12,076)	2,012	(7,201)
Class I	—	—	(6,663)	(865)
Increase (decrease) in net assets from capital transactions	(5,307)	(12,076)	(4,651)	(8,066)
Net increase (decrease) in net assets	(684)	(6,819)	(16,119)	(7,149)
Net Assets
Beginning of period	76,825	83,644	81,618	88,767
End of Period	$76,141	$76,825	$65,499	$81,618
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	KAR Small-Cap Value Series		Newfleet Multi-Sector Intermediate Bond Series
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$90	$372	$2,241	$4,877
Net realized gain (loss)	2,319	6,601	(1,292)	(2,129)
Net change in unrealized appreciation (depreciation)	(2,941)	(976)	2,332	2,494
Increase (decrease) in net assets resulting from operations	(532)	5,997	3,281	5,242
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,445)	(5,338)	(273)	(4,632)
Class I	—	—	(12)	(253)
Total dividends and distributions to shareholders	(1,445)	(5,338)	(285)	(4,885)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(2,901)	(10,911)	(4,013)	(7,603)
Class I	—	—	(123)	(50)
Increase (decrease) in net assets from capital transactions	(2,901)	(10,911)	(4,136)	(7,653)
Net increase (decrease) in net assets	(4,878)	(10,252)	(1,140)	(7,296)
Net Assets
Beginning of period	60,784	71,036	87,220	94,516
End of Period	$55,906	$60,784	$86,080	$87,220
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	SGA International Growth Series		Tactical Allocation Series
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$166	$60	$739	$1,120
Net realized gain (loss)	(171)	(445)	6,537	5,959
Net change in unrealized appreciation (depreciation)	10,647	(6,352)	(2,034)	2,079
Increase (decrease) in net assets resulting from operations	10,642	(6,737)	5,242	9,158
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(465)	(620)	(7,577)
Class I	—	(—)(a)	—	—
Total dividends and distributions to shareholders	—	(465)	(620)	(7,577)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(5,340)	(23,124)	(4,201)	(1,737)
Increase (decrease) in net assets from capital transactions	(5,340)	(23,124)	(4,201)	(1,737)
Net increase (decrease) in net assets	5,302	(30,326)	421	(156)
Net Assets
Beginning of period	100,878	131,204	69,371	69,527
End of Period	$106,180	$100,878	$69,792	$69,371

(a)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

Duff & Phelps Real Estate Securities Series
Class A
1/1/25 to 6/30/25(8)	$20.97	0.27	(0.29)	(0.02)	(0.14)	(0.09)	(0.23)	(0.25)	$20.72	(0.09) %	$75,528	1.10%	1.18%	2.62%	9%
1/1/24 to 12/31/24	19.44	0.42	1.71	2.13	(0.37)	(0.23)	(0.60)	1.53	20.97	10.92	80,738	1.10	1.16	2.10	40
1/1/23 to 12/31/23	18.08	0.40	1.55	1.95	(0.40)	(0.19)	(0.59)	1.36	19.44	11.03	81,442	1.08	1.15	2.14	29
1/1/22 to 12/31/22	25.32	0.29	(6.84)	(6.55)	(0.20)	(0.49)	(0.69)	(7.24)	18.08	(26.09)	74,859	1.13 (9)	1.21	1.40	24
1/1/21 to 12/31/21	17.71	0.17	8.01	8.18	(0.16)	(0.41)	(0.57)	7.61	25.32	46.41	111,162	1.10	1.17	0.77	16
1/1/20 to 12/31/20	18.54	0.22	(0.52)	(0.30)	(0.20)	(0.33)	(0.53)	(0.83)	17.71	(1.55)	71,741	1.14 (10)	1.20	1.30	26
Class I
1/1/25 to 6/30/25(8)	$20.86	0.30	(0.29)	0.01	(0.14)	(0.09)	(0.23)	(0.22)	$20.64	0.06%	$25,657	0.85%	0.93%	2.91%	9%
1/1/24 to 12/31/24	19.39	0.52	1.66	2.18	(0.48)	(0.23)	(0.71)	1.47	20.86	11.15	24,717	0.85	0.91	2.52	40
1/1/23 to 12/31/23	18.05	0.46	1.54	2.00	(0.47)	(0.19)	(0.66)	1.34	19.39	11.31	12,155	0.83	0.90	2.48	29
1/1/22 to 12/31/22	25.31	0.37	(6.86)	(6.49)	(0.28)	(0.49)	(0.77)	(7.26)	18.05	(25.90)	9,201	0.88 (9)	0.97	1.76	24
1/1/21 to 12/31/21	17.70	0.23	8.02	8.25	(0.23)	(0.41)	(0.64)	7.61	25.31	46.87	8,321	0.85	0.92	1.04	16
1/1/20 to 12/31/20	18.51	0.34	(0.60)	(0.26)	(0.22)	(0.33)	(0.55)	(0.81)	17.70	(1.33)	4,152	0.89 (10)	0.95	2.08	26

KAR Capital Growth Series
Class A
1/1/25 to 6/30/25(8)	$35.74	(0.09)	2.76	2.67	—	(0.64)	(0.64)	2.03	$37.77	7.51%	$254,644	1.03%	1.10%	(0.50) %	4%
1/1/24 to 12/31/24	32.33	(0.21)	8.87	8.66	—	(5.25)	(5.25)	3.41	35.74	26.20	249,797	1.03	1.08	(0.56)	9
1/1/23 to 12/31/23	25.68	(0.10)	8.83	8.73	—	(2.08)	(2.08)	6.65	32.33	34.71	226,118	1.01	1.07	(0.32)	11
1/1/22 to 12/31/22	49.16	(0.12)	(17.50)	(17.62)	—	(5.86)	(5.86)	(23.48)	25.68	(36.11)	185,499	1.06 (9)	1.13	(0.35)	20
1/1/21 to 12/31/21	48.92	(0.33)	6.12	5.79	—	(5.55)	(5.55)	0.24	49.16	12.14	316,332	1.03	1.08	(0.66)	5
1/1/20 to 12/31/20	34.44	(0.22)	17.42	17.20	—	(2.72)	(2.72)	14.48	48.92	50.23	314,826	1.03	1.10	(0.55)	7

KAR Equity Income Series
Class A
1/1/25 to 6/30/25(8)	$12.02	0.14	0.93	1.07	(0.02)	(0.29)	(0.31)	0.76	$12.78	8.89%	$76,141	0.98%	1.16%	2.27%	17%
1/1/24 to 12/31/24	11.29	0.33	0.77	1.10	(0.37)	— (11)	(0.37)	0.73	12.02	9.63	76,825	0.98	1.12	2.74	30
1/1/23 to 12/31/23	11.58	0.34	(0.18)	0.16	(0.35)	(0.10)	(0.45)	(0.29)	11.29	1.49	83,644	0.96	1.10	3.02	21
1/1/22 to 12/31/22	12.71	0.32	(0.62)	(0.30)	(0.31)	(0.52)	(0.83)	(1.13)	11.58	(2.34)	90,037	1.01 (9)	1.16	2.58	22
1/1/21 to 12/31/21	11.54	0.29	1.69	1.98	(0.29)	(0.52)	(0.81)	1.17	12.71	17.39	102,591	0.98	1.12	2.32	23
1/1/20 to 12/31/20	13.15	0.19	1.78	1.97	(0.23)	(3.35)	(3.58)	(1.61)	11.54	14.91	98,736	0.98	1.15	1.47	116 (12)

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

KAR Small-Cap Growth Series
Class A
1/1/25 to 6/30/25(8)	$25.43	0.01	(1.82)	(1.81)	—	(2.20)	(2.20)	(4.01)	$21.42	(7.06) %	$64,885	1.14%	1.31%	0.05%	14%
1/1/24 to 12/31/24	25.04	(0.08)	2.69	2.61	—	(2.22)	(2.22)	0.39	25.43	9.72	74,175	1.14	1.26	(0.32)	22
1/1/23 to 12/31/23	22.44	(0.08)	4.38	4.30	—	(1.70)	(1.70)	2.60	25.04	19.70	80,608	1.12	1.25	(0.34)	9
1/1/22 to 12/31/22	36.17	(0.17)	(10.64)	(10.81)	—	(2.92)	(2.92)	(13.73)	22.44	(30.33)	74,025	1.17 (9)	1.30	(0.61)	17
1/1/21 to 12/31/21	40.14	(0.32)	2.26	1.94	—	(5.91)	(5.91)	(3.97)	36.17	4.98	118,751	1.16 (10)	1.26	(0.80)	9
1/1/20 to 12/31/20	31.48	(0.35)	14.19	13.84	—	(5.18)	(5.18)	8.66	40.14	44.64	126,411	1.16	1.28	(1.00)	17
Class I
1/1/25 to 6/30/25(8)	$27.05	0.24	(2.14)	(1.90)	—	(2.20)	(2.20)	(4.10)	$22.95	(6.98) %	$614	0.89%	1.05%	1.83%	14%
1/1/24 to 12/31/24	26.45	(0.02)	2.84	2.82	—	(2.22)	(2.22)	0.60	27.05	10.00	7,443	0.89	1.01	(0.08)	22
1/1/23 to 12/31/23	23.56	(0.02)	4.61	4.59	—	(1.70)	(1.70)	2.89	26.45	19.99	8,159	0.87	1.00	(0.09)	9
1/1/22 to 12/31/22	37.68	(0.10)	(11.10)	(11.20)	—	(2.92)	(2.92)	(14.12)	23.56	(30.14)	6,749	0.92 (9)	1.06	(0.36)	17
1/1/21 to 12/31/21	41.49	(0.23)	2.33	2.10	—	(5.91)	(5.91)	(3.81)	37.68	5.21	9,706	0.91 (10)	1.01	(0.55)	9
1/1/20 to 12/31/20	32.33	(0.27)	14.61	14.34	—	(5.18)	(5.18)	9.16	41.49	45.02	10,616	0.91	1.03	(0.74)	17

KAR Small-Cap Value Series
Class A
1/1/25 to 6/30/25(8)	$16.16	0.02	(0.13)	(0.11)	(0.02)	(0.40)	(0.42)	(0.53)	$15.63	(0.72) %	$55,906	1.10%	1.37%	0.32%	5%
1/1/24 to 12/31/24	15.98	0.09	1.62	1.71	(0.10)	(1.43)	(1.53)	0.18	16.16	9.98	60,784	1.10	1.32	0.56	9
1/1/23 to 12/31/23	14.04	0.08	2.53	2.61	(0.08)	(0.59)	(0.67)	1.94	15.98	19.05	71,036	1.08	1.31	0.52	4
1/1/22 to 12/31/22	19.88	0.05	(4.79)	(4.74)	(0.03)	(1.07)	(1.10)	(5.84)	14.04	(24.15)	64,733	1.13 (9)	1.37	0.33	11
1/1/21 to 12/31/21	18.96	0.03	3.68	3.71	(0.03)	(2.76)	(2.79)	0.92	19.88	19.72	91,698	1.10	1.31	0.13	11
1/1/20 to 12/31/20	15.78	0.16	4.43	4.59	(0.18)	(1.23)	(1.41)	3.18	18.96	29.65	88,445	1.10	1.34	1.04	22

Newfleet Multi-Sector Intermediate Bond Series
Class A
1/1/25 to 6/30/25(8)	$8.52	0.22	0.11	0.33	(0.03)	—	(0.03)	0.30	$8.82	3.87%	$82,323	0.94%	0.98%	5.23%	30%
1/1/24 to 12/31/24	8.51	0.46	0.05	0.51	(0.50)	—	(0.50)	0.01	8.52	5.91	83,474	0.94	0.95	5.30	73
1/1/23 to 12/31/23	8.21	0.40	0.30	0.70	(0.40)	—	(0.40)	0.30	8.51	8.69	90,715	0.93	0.94	4.71	60
1/1/22 to 12/31/22	9.40	0.29	(1.18)	(0.89)	(0.30)	—	(0.30)	(1.19)	8.21	(9.52)	90,844	0.97 (9)	0.98	3.36	43
1/1/21 to 12/31/21	9.58	0.29	(0.20)	0.09	(0.27)	—	(0.27)	(0.18)	9.40	0.97	111,758	0.92 (13)(14)	0.91	3.00	64
1/1/20 to 12/31/20	9.28	0.33	0.28	0.61	(0.31)	—	(0.31)	0.30	9.58	6.64	118,363	0.94 (13)(14)	0.93	3.54	92
Class I
1/1/25 to 6/30/25(8)	$8.46	0.23	0.11	0.34	(0.03)	—	(0.03)	0.31	$8.77	4.01%	$3,757	0.69%	0.73%	5.48%	30%
1/1/24 to 12/31/24	8.46	0.48	0.05	0.53	(0.53)	—	(0.53)	—	8.46	6.18	3,746	0.69	0.70	5.55	73
1/1/23 to 12/31/23	8.18	0.42	0.30	0.72	(0.44)	—	(0.44)	0.28	8.46	8.93	3,801	0.68	0.69	5.03	60
1/1/22 to 12/31/22	9.39	0.32	(1.19)	(0.87)	(0.34)	—	(0.34)	(1.21)	8.18	(9.33)	2,350	0.73 (9)	0.74	3.67	43
1/1/21 to 12/31/21	9.57	0.31	(0.19)	0.12	(0.30)	—	(0.30)	(0.18)	9.39	1.29	1,501	0.67 (13)(14)	0.67	3.21	64
1/1/20 to 12/31/20	9.27	0.35	0.28	0.63	(0.33)	—	(0.33)	0.30	9.57	6.78	552	0.69 (13)(14)	0.69	3.84	92

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

SGA International Growth Series
Class A
1/1/25 to 6/30/25(8)	$12.65	0.02	1.35	1.37	—	—	—	1.37	$14.02	10.83%	$106,044	1.14%	1.19%	0.32%	13%
1/1/24 to 12/31/24	13.47	0.01	(0.78)	(0.77)	(0.03)	(0.02)	(0.05)	(0.82)	12.65	(5.73)	100,756	1.14	1.16	0.05	24
1/1/23 to 12/31/23	11.41	0.03	2.04	2.07	(0.01)	—	(0.01)	2.06	13.47	18.18	131,075	1.12	1.15	0.21	15
1/1/22 to 12/31/22	14.40	0.01	(2.69)	(2.68)	—	(0.31)	(0.31)	(2.99)	11.41	(18.61)	125,772	1.17 (9)	1.21	0.10	25
1/1/21 to 12/31/21	14.47	(0.03)	1.21	1.18	—	(1.25)	(1.25)	(0.07)	14.40	8.32	163,146	1.14	1.16	(0.19)	28
1/1/20 to 12/31/20	11.86	(0.01)	2.81	2.80	—	(0.19)	(0.19)	2.61	14.47	23.64	164,468	1.18 (9)(10)	1.21	(0.12)	34
Class I
1/1/25 to 6/30/25(8)	$12.75	0.04	1.36	1.40	—	—	—	1.40	$14.15	10.98%	$136	0.89%	0.95%	0.58%	13%
1/1/24 to 12/31/24	13.54	0.04	(0.78)	(0.74)	(0.03)	(0.02)	(0.05)	(0.79)	12.75	(5.48)	122	0.89	0.92	0.28	24
1/1/23 to 12/31/23	11.48	0.06	2.05	2.11	(0.05)	—	(0.05)	2.06	13.54	18.42	129	0.87	0.90	0.46	15
1/1/22 to 12/31/22	14.44	0.04	(2.69)	(2.65)	—	(0.31)	(0.31)	(2.96)	11.48	(18.35)	109	0.92 (9)	0.96	0.35	25
1/1/21 to 12/31/21	14.47	0.01	1.21	1.22	—	(1.25)	(1.25)	(0.03)	14.44	8.60	134	0.89	0.92	0.06	28
1/1/20 to 12/31/20	11.83	0.02	2.81	2.83	—	(0.19)	(0.19)	2.64	14.47	23.95	123	0.93 (9)(10)	0.97	0.13	34

Tactical Allocation Series
Class A
1/1/25 to 6/30/25(8)	$12.95	0.14	0.88	1.02	(0.01)	(0.11)	(0.12)	0.90	$13.85	7.92%	$69,792	0.98%	1.06%	2.19%	31%
1/1/24 to 12/31/24	12.68	0.21	1.59	1.80	(0.28)	(1.25)	(1.53)	0.27	12.95	13.80	69,371	0.98	1.03	1.57	40
1/1/23 to 12/31/23	11.19	0.17	2.27	2.44	(0.14)	(0.81)	(0.95)	1.49	12.68	22.22	69,527	0.96	1.03	1.40	33
1/1/22 to 12/31/22	17.50	0.08	(5.41)	(5.33)	(0.03)	(0.95)	(0.98)	(6.31)	11.19	(30.58)	63,674	1.01 (9)	1.05	0.62	24
1/1/21 to 12/31/21	17.81	0.03	1.28	1.31	(0.07)	(1.55)	(1.62)	(0.31)	17.50	7.57	103,157	0.98 (13)(14)	0.98	0.17	21
1/1/20 to 12/31/20	13.78	0.08	4.57	4.65	(0.11)	(0.51)	(0.62)	4.03	17.81	33.96	106,684	0.98	1.00	0.51	28

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(4)	The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
(5)	Annualized for periods less than one year.
(6)	The Series will also indirectly bear their prorated shares of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Unaudited.
(9)	Net expense ratio includes extraordinary proxy expenses.
(10)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(11)	Amount is less than $0.005 per share.
(12)	The Series’ portfolio turnover rate increased substantially during the years due to a change in the Series’ subadviser and associated repositioning.
(13)	The share class is currently below its expense cap.
(14)	See Note 3D in Notes to Financial Statements for information on recapture of expenses previously reimbursed.
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2025
Note 1. Organization
Virtus Variable Insurance Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It was formed on February 18, 1986, as a Massachusetts business trust, commenced operations on December 5, 1986, and was reorganized as a Delaware statutory trust on February 14, 2011.
The Trust is organized with series, which are currently available only to separate accounts of participating insurance companies to fund variable accumulation annuity contracts and variable universal life insurance policies. As of the date of these financial statements, the Trust is comprised of eight series (each a “Series”), each reported in these financial statements. Each Series has a distinct investment objective and is diversified. There is no guarantee that a Series will achieve its objective(s).
Each Series offers Class A shares. The Duff & Phelps Real Estate Securities Series, KAR Small-Cap Growth Series, Newfleet Multi-Sector Intermediate Bond Series, and SGA International Growth Series also offer Class I shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Series are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Series Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Series is notified. Interest income is recorded on the accrual basis. Each Series amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Series is treated as a separate taxable entity. It is the intention of each Series to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its investors. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Series may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Series will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
As a result of court cases involving several countries across the European Union, certain Series have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaims and associated interest entitlements that have been recognized, if any, are reflected as European Union tax reclaims in the Statements of Operations. Related receivables, if any, are reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless Management of the Series believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Series’ net asset value. EU tax reclaims and related interest entitlements recognized by a Series, if any, may reduce the amount of foreign taxes, if any, that a Series could elect to pass-through- to its shareholders from a U.S. federal tax perspective. In certain circumstances, and to the extent that EU tax reclaims recovered by a Series were previously pass-through as foreign tax credits to its U.S. taxable shareholders, a Series may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Series to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders).
Management of the Series has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Series’ U.S. federal income tax return is generally subject to examination by the IRS for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Investors
Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Series and other affiliated mutual funds are allocated in proportion to the net assets of each such Series, except where allocation of direct expenses to each Series and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Series bears directly, the contract owners, as investors in the Series, indirectly bear the Series’ pro-rata expenses of any underlying mutual funds in which the Series invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Series bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Series do not isolate that portion of the results of operations arising from changes in foreign exchange rates

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Payment-In-Kind Securities
Certain Series may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Series may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Series to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Series to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Series records when-issued and forward commitment securities on the trade date. Each Series maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.	Interest-Only and Principal-Only Securities
Certain Series may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Series may fail to recoup some or all of its initial investment in these securities.
J.	Leveraged Loans
Certain Series may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Series may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Series’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Series generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Series may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Series purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Series may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Series may pay an assignment fee. On an ongoing basis, a Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Series may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Series will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.	Warrants
The Series may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Series to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
L.	Securities Lending
The Series may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Series is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Series net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Series under a Master Securities Lending Agreement (“MSLA”) which permits the Series, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Series to the same counterparty against amounts to be received and create one single net payment due to or from the Series.
At June 30, 2025, none of the Series were lending under the agreement with BNY.
M.	Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Series have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized with series, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Series’ Adviser acts as the respective Series’ CODM. The CODM monitors the Series operating results as a whole, and the Series long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series financial statements. Adoption of the new standard impacted the Series financial statement note disclosures only and did not affect any Series financial position or the results of its operations.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, LLC (“Adviser”), (formerly known as Virtus Investment Advisers, Inc.), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Series. The Adviser manages the Series’ investment programs and general operations of the Series, including oversight of the Series’ subadvisers.
As compensation for its services to the Series, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Series:

Series	First $250 Million	Next $250 Million	Over $500 Million
KAR Capital Growth Series	0.70%	0.65%	0.60%
KAR Equity Income Series	0.70	0.65	0.60
Newfleet Multi-Sector Intermediate Bond Series	0.50	0.45	0.40
SGA International Growth Series	0.75	0.70	0.65
Tactical Allocation Series	0.55	0.50	0.45

	First $1 Billion	Next $1 Billion	Over $2 Billion
Duff & Phelps Real Estate Securities Series	0.75%	0.70%	0.65%

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
	First $1 Billion	$1+ Billion
KAR Small-Cap Growth Series	0.85%	0.80%

	First $400 Million	$400+ Million to $1 Billion	Over $1 Billion
KAR Small-Cap Value Series	0.90%	0.85%	0.80%
B.	Subadvisers
The subadvisers manage the investments of each Series for which they are paid a fee by the Adviser. A list of the subadvisers and the Series they serve as of the end of the six months is as follows:
Series	Subadviser
Duff & Phelps Real Estate Securities Series	DPIM(1)
KAR Capital Growth Series	KAR(2)
KAR Equity Income Series	KAR(2)
KAR Small-Cap Growth Series	KAR(2)
KAR Small-Cap Value Series	KAR(2)
Series	Subadviser
Newfleet Multi-Sector Intermediate Bond Series	Newfleet(3)
SGA International Growth Series	SGA(4)
Tactical Allocation Series
(Equity Portfolio)	KAR (2)
(Fixed Income Portfolio)	Newfleet (3)
(1) Duff & Phelps Investment Management Co. (“DPIM”), an indirect, wholly-owned subsidiary of Virtus.
(2) Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(3) Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers, LLC, an indirect, wholly-owned subsidiary of Virtus.
(4) Sustainable Growth Advisers LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Series’ annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2026. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Series	Class A	Class I
Duff & Phelps Real Estate Securities Series	1.10%	0.85%
KAR Capital Growth Series	1.03	N/A
KAR Equity Income Series	0.98	N/A
KAR Small-Cap Growth Series	1.14	0.89
KAR Small-Cap Value Series	1.10	N/A
Newfleet Multi-Sector Intermediate Bond Series	0.94	0.69
SGA International Growth Series	1.14	0.89
Tactical Allocation Series	0.98	N/A

The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Series must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending June 30:

	Expiration
Series	2025	2026	2027	2028	Total
Duff & Phelps Real Estate Securities Series
Class A	$ 38	$ 51	$ 51	$ 32	$ 172
Class I	5	6	10	10	31
KAR Capital Growth Series
Class A	75	118	133	81	407

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
	Expiration
Series	2025	2026	2027	2028	Total
KAR Equity Income Series
Class A	$75	$120	$112	$69	$376
KAR Small-Cap Growth Series
Class A	57	96	92	57	302
Class I	5	8	9	2	24
KAR Small-Cap Value Series
Class A	85	145	145	77	452
Newfleet Multi-Sector Intermediate Bond Series
Class A	3	14	10	16	43
Class I	— (1)	— (1)	1	1	2
SGA International Growth Series
Class A	35	31	36	27	129
Class I	— (1)	— (1)	— (1)	— (1)	— (1)
Tactical Allocation Series
Class A	26	44	36	27	133

(1)	Amount is less than $500 (not in thousands).
During the six months ended June 30, 2025, the Adviser did not recapture any expenses previously waived.
E.	Administrator and Distributor
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator to the Series.
For the six months ended June 30, 2025, the Series incurred administration fees totaling $379, which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Series’ shares. Each Series pays VP Distributors distribution and/or service fees under a Board-approved Rule 12b-1 plan, at the annual rate of 0.25% of the average daily net assets of such Series’ Class A shares. Class I shares are not subject to a Rule 12b-1 plan. For the six months ended June 30, 2025, the Series incurred distribution fees totaling $960 which are included in the Statements of Operations within the line item “Distribution and service fees.” A portion of these fees was paid to certain insurance companies for marketing and/or shareholder services provided to contract owners. The fees are calculated daily and paid monthly.
F.	Investments with Affiliates
The Series are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Series from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the six months ended June 30, 2025, the Series did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this note. An affiliated issuer includes any company in which a Series held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to a Series is deemed to exercise, directly or indirectly, a certain level of control over the company.
A summary of the Newfleet Multi-Sector Intermediate Bond Series’s total long-term and short-term purchases and sales of the respective shares of the affiliated investments during the six months ended June 30, 2025, is as follows:

	Value, beginning of period	Purchases(2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Newfleet Multi-Sector Intermediate Bond Series(1)
Affiliated Mutual Funds—54.8%
Virtus Newfleet ABS MACS(3)	$—	$12,501	$450	$(1)	$48	$12,098	1,204,927	$—	$—
Virtus Newfleet CMBS MACS(3)	—	5,363	173	(—)(4)	27	5,217	519,150	—	—

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
	Value, beginning of period	Purchases(2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Newfleet Multi-Sector Intermediate Bond Series(1)
Virtus Newfleet Floating Rate MACS(3)	$—	$10,611	$2,451	$(24)	$(48)	$8,088	813,728	$—	$—
Virtus Newfleet High Yield MACS(3)	—	12,573	1,123	(29)	(69)	11,352	1,147,799	—	—
Virtus Newfleet RMBS MACS(3)	—	10,743	424	(1)	72	10,390	1,031,786	—	—
Total	$—	$51,791	$4,621	$(55)	$30	$47,145		$—	$—

(1)	The Newfleet Multi-Sector Intermediate Bond Series does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At June 30, 2025, the Fund was the owner of record of 52% of the Virtus Newfleet High Yield MACS Fund, 38% of the Virtus Newfleet Floating Rate MACS Fund , 32% of the Virtus Newfleet ABS MACS Fund, 25% of the Virtus Newfleet CMBS MACS Fund and 22% of the Virtus Newfleet RMBS MACS Fund.
(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Amount is less than $500 (not in thousands).
A summary of the Tactical Allocation Series’s total long-term and short-term purchases and sales of the respective shares of the affiliated investments during the six months ended June 30, 2025, is as follows:
	Value, beginning of period	Purchases(2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Tactical Allocation Series(1)
Affiliated Mutual Funds—14.1%
Virtus Newfleet ABS MACS(3)	$—	$2,654	$138	$(—)(4)	$10	$2,526	251,542	$—	$—
Virtus Newfleet CMBS MACS(3)	—	1,828	338	(—)(4)	8	1,498	149,009	—	—
Virtus Newfleet Floating Rate MACS(3)	—	2,006	727	(7)	(7)	1,265	127,277	—	—
Virtus Newfleet High Yield MACS(3)	—	1,064	32	(1)	(11)	1,020	103,165	—	—
Virtus Newfleet RMBS MACS(3)	—	4,089	574	2	25	3,542	351,731	—	—
Total	$—	$11,641	$1,809	$(6)	$25	$9,851		$—	$—

(1)	The Tactical Allocation Series does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At June 30, 2025, the Fund was the owner of record of less than 10% of all underlying funds.
(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Amount is less than $500 (not in thousands).
G.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2025.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the six months ended June 30, 2025, were as follows:
	Purchases	Sales
Duff & Phelps Real Estate Securities Series	$9,201	$12,286
KAR Capital Growth Series	10,708	23,796
KAR Equity Income Series	13,082	19,047
KAR Small-Cap Growth Series	9,477	15,733
KAR Small-Cap Value Series	2,760	7,216
Newfleet Multi-Sector Intermediate Bond Series	67,403	23,379
SGA International Growth Series	13,386	18,889
Tactical Allocation Series	26,177	20,226
Purchases and sales of long-term U.S. government and agency securities during the six months ended June 30, 2025, were as follows:
	Purchases	Sales
Newfleet Multi-Sector Intermediate Bond Series	$4,636	$2,666
Tactical Allocation Series	1,379	509

Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Duff & Phelps Real Estate Securities Series				KAR Capital Growth Series
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	203	$4,244	794	$16,392	44	$1,554	73	$2,672
Reinvestment of distributions	40	842	109	2,334	116	4,260	883	33,385
Shares repurchased	(448)	(9,312)	(1,242)	(25,067)	(407)	(14,359)	(961)	(35,560)
Net Increase / (Decrease)	(205)	$(4,226)	(339)	$(6,341)	(247)	$(8,545)	(5)	$497
Class I
Shares sold	290	$6,068	1,144	$24,192	—	$—	—	$—
Reinvestment of distributions	14	288	32	699	—	—	—	—
Shares repurchased	(245)	(5,167)	(618)	(12,794)	—	—	—	—
Net Increase / (Decrease)	59	$1,189	558	$12,097	—	$—	—	$—

	KAR Equity Income Series				KAR Small-Cap Growth Series
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	28	$335	124	$1,500	46	$1,124	61	$1,611
Reinvestment of distributions	144	1,820	189	2,356	286	6,096	219	6,033
Shares repurchased	(603)	(7,462)	(1,331)	(15,932)	(220)	(5,208)	(582)	(14,845)
Net Increase / (Decrease)	(431)	$(5,307)	(1,018)	$(12,076)	112	$2,012	(302)	$(7,201)

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
	KAR Equity Income Series				KAR Small-Cap Growth Series
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold	—	$—	—	$—	89	$2,411	102	$2,667
Reinvestment of distributions	—	—	—	—	2	54	19	567
Shares repurchased	—	—	—	—	(340)	(9,128)	(155)	(4,099)
Net Increase / (Decrease)	—	$—	—	$—	(249)	$(6,663)	(34)	$(865)

	KAR Small-Cap Value Series				Newfleet Multi-Sector Intermediate Bond Series
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	54	$845	56	$898	362	$3,120	967	$8,416
Reinvestment of distributions	93	1,445	306	5,338	31	273	539	4,632
Shares repurchased	(331)	(5,191)	(1,045)	(17,147)	(858)	(7,406)	(2,363)	(20,651)
Net Increase / (Decrease)	(184)	$(2,901)	(683)	$(10,911)	(465)	$(4,013)	(857)	$(7,603)
Class I
Shares sold	—	$—	—	$—	11	$94	239	$2,078
Reinvestment of distributions	—	—	—	—	2	12	30	253
Shares repurchased	—	—	—	—	(27)	(229)	(275)	(2,381)
Net Increase / (Decrease)	—	$—	—	$—	(14)	$(123)	(6)	$(50)

	SGA International Growth Series				Tactical Allocation Series
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	91	$1,205	275	$3,605	84	$1,091	78	$1,041
Reinvestment of distributions	—	—	35	465	46	620	560	7,577
Shares repurchased	(492)	(6,545)	(2,078)	(27,194)	(450)	(5,912)	(761)	(10,355)
Net Increase / (Decrease)	(401)	$(5,340)	(1,768)	$(23,124)	(320)	$(4,201)	(123)	$(1,737)
Class I
Shares sold	—	$—	—	$—	—	$—	—	$—
Reinvestment of distributions	—	—	—(1)	—(2)	—	—	—	—
Net Increase / (Decrease)	—	$—	—(1)	$—(2)	—	$—	—	$—

(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
Note 6. 10% Investors
As of June 30, 2025, the Series had individual investor account(s) and/or omnibus investor account(s) (comprised of a group of individual investors), which individually amounted to more than 10% of the total shares outstanding of such Series as detailed below:
	% of Shares Outstanding	Number of Accounts*
Duff & Phelps Real Estate Securities Series	70%	4
KAR Capital Growth Series	100	2
KAR Equity Income Series	99	2
KAR Small-Cap Growth Series	97	2
KAR Small-Cap Value Series	99	2
Newfleet Multi-Sector Intermediate Bond Series	94	4
SGA International Growth Series	98	2
Tactical Allocation Series	100	2
*	None of the accounts are affiliated.
Note 7. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Series and its investments, including hampering the ability of each Series’ portfolio manager(s) to invest each Series’ assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. The Fund is unable to receive and repatriate proceeds and/or interest payments due to U.S. and Russian sanctions related to the Russia/Ukraine war.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of the Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Certain Series may invest in ETFs, which may expose the Series to the risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Series of owning shares of the ETF will exceed those the Series would incur by investing in such securities directly.
Certain Series may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Series, positive or negative, than if the Series did not concentrate its investments in such sectors.
At June 30, 2025, the following Series held securities issued by various companies in specific sectors as detailed below:
Series	Sector	Percentage of Total Investments
KAR Capital Growth Series	Information Technology	31%
KAR Small-Cap Growth Series	Financials	32
KAR Small-Cap Growth Series	Information Technology	25
KAR Small-Cap Value Series	Financials	29
KAR Small-Cap Value Series	Industrials	40
SGA International Growth Series	Information Technology	25
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its Series. In addition, in the normal course of business, the Trust and the Series enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Series’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Series and that have not occurred. However, neither the Trust nor the Series have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Series will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At June 30, 2025, the Series did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
The Series and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended (“Credit Agreement”) with a commercial bank. During the reporting period, the Credit Agreement was renewed with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Series and certain other affiliated funds. Unless renewed, the Credit Agreement will terminate on July 3, 2025. The Credit Agreement allows the Series to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable of each Series total net assets in accordance with the terms of the agreement. Each Series, that is a party to the Credit Agreement is individually and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of the SOFR or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended June 30, 2025, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations.
The following Series had outstanding loans during the six months period. The borrowings were valued at cost, which approximates fair value.
Series	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Duff & Phelps Real Estate Securities Series	$—(1)	$1,200	5.37%	1

(1)	Amount is less than $500 (not in thousands).

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
Note 11. Federal Income Tax Information
($ reported in thousands)
At June 30, 2025, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Series	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Real Estate Securities Series	$ 73,506	$28,220	$ (1,703)	$ 26,517
KAR Capital Growth Series	90,413	164,100	(1,123)	162,977
KAR Equity Income Series	59,109	17,401	(1,241)	16,160
KAR Small-Cap Growth Series	46,252	22,994	(4,994)	18,000
KAR Small-Cap Value Series	27,941	26,569	(540)	26,029
Newfleet Multi-Sector Intermediate Bond Series	84,731	962	(898)	64
SGA International Growth Series	75,213	30,971	(1,566)	29,405
Tactical Allocation Series	51,803	18,887	(2,266)	16,621
Certain Series have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended December 31, 2024, the Series’ capital loss carryovers were as follows:

Series	Short-Term	Long-Term
Newfleet Multi-Sector Intermediate Bond Series	$965	$9,549
SGA International Growth Series	218	454
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Series, the Adviser and/or the subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 13. Recent Accounting Pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact.
Note 14. Mixed and Shared Funding
Shares of the Series are not directly offered to the public. Shares of the Series are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by participating insurance companies. The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in U.S. federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Trust’s Trustees do not foresee any such differences or disadvantages at this time. However, the Trust’s Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Series, or shares of another Series may be substituted.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

VIRTUS VARIABLE INSURANCE TRUST
OTHER INFORMATION (Unaudited)
June 30, 2025
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
For the six months ended June 30, 2025, the Funds incurred independent Trustee’s fees totaling $29 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
None

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VIRTUS VARIABLE INSURANCE TRUST
One Financial Plaza
Hartford, CT 06103-2608
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
John R. Mallin
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-367-5877
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Variable Insurance Trust,
please contact us at 1-800-367-5877, or visit Virtus.com.
8508	08-25

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Refer to the Other Information Section in Item 7(a).

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Variable Insurance Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	8/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	8/29/2025

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer and Treasurer
(principal financial officer)

Date	8/29/2025

*	Print the name and title of each signing officer under his or her signature.